                       SECURITIES AND EXCHANGE COMMISSION      File No. 33-98310
                              WASHINGTON, DC 20549                      811-9114
                                    FORM N-1A




REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

        Pre-Effective Amendment No.        [ ]

        Post-Effective Amendment No. 10    [X]

                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

        Amendment No. 12    [X]

                        (Check appropriate box or boxes)

                             THE NEEDHAM FUNDS, INC.
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               (Exact name of Registrant as Specified in Charter)

                                 445 PARK AVENUE
                          NEW YORK, NEW YORK 10022-2606
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(Address of Principal Executive Offices)                         (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 371-8300

JOHN C. MICHAELSON                  COPY TO:  WILLIAM H. BOHNETT, ESQ.
THE NEEDHAM FUNDS, INC.                       FULBRIGHT & JAWORSKI L.L.P.
445 PARK AVENUE                               666 FIFTH AVENUE
NEW YORK, NEW YORK 10022                      NEW YORK, NEW YORK 10103
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                     (Name and Address of Agent for Service)

        Approximate Date of Proposed Public Offering: as soon as practicable, following effectiveness of this filing.

It is proposed that this filing will become effective (check appropriate box):

[ ]     Immediately upon filing pursuant to paragraph (b)
[ ]     On (date) pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     On (date) pursuant to paragraph (a)(1)
[X]     75 days after filing pursuant to paragraph (a)(2)
[ ]     On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        THIS POST-EFFECTIVE AMENDMENT RELATES ONLY TO THE ADDITION OF NEEDHAM SMALL CAP GROWTH FUND TO THE NEEDHAM FUNDS, INC.

                              SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED MARCH 8, 2002

        INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE REGISTRANT'S REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE WHERE SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                             THE NEEDHAM FUNDS, INC.


                           --------------------------

                          NEEDHAM SMALL CAP GROWTH FUND
                                 445 PARK AVENUE
                          NEW YORK, NEW YORK 10022-2606
                                 1-800-625-7071




                                   PROSPECTUS

                                  MAY ___, 2002


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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                                Table of Contents

                                                                        Page No.
                                                                        --------


RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF THE FUND..................................................2

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES, POLICIES AND RISKS.................3

INVESTMENT ADVISER.............................................................9

MANAGEMENT OF THE FUND........................................................10

DISTRIBUTION ARRANGEMENTS.....................................................10

HOW TO PURCHASE SHARES........................................................11

NET ASSET VALUE...............................................................13

HOW TO REDEEM SHARES..........................................................13

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.......................................16

ADMINISTRATOR, SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT.................17

CUSTODIAN.....................................................................17

ADDITIONAL INFORMATION........................................................18

                               RISK/RETURN SUMMARY

Investment Goal:                        Needham Small Cap Growth Fund (the "Fund") seeks long-term, tax-efficient capital appreciation with limited downside risk through investing primarily in equity securities of smaller growth companies which the Fund believes are trading at a discount to their underlying value yet have the potential for superior long-term growth.

Principal Investment Strategy:          Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System that have market capitalizations less than that of the largest company in the Russell 2000 Index. The Fund will invest, in general, in industries with strong growth potential which, for a variety of reasons, including the market's inefficiencies, are trading at a discount to their underlying value and that the Fund has reason to believe will experience renewed growth in revenues and earnings, allowing for the realization of that inherent value.

Principal Investment Risks:             The Fund invests primarily in equity securities which fluctuate in value. Political and economic news can influence marketwide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. In addition, the Fund will invest in smaller companies. Smaller companies may have limited product lines, markets or financial resources. Securities of smaller companies may trade at a lower volume than more widely held securities and may fluctuate in value more sharply than those of other securities. The Fund is not a
                                        "diversified" fund within the meaning of the Investment Company Act of 1940.
                                        Accordingly, the Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the Fund. Additionally, for defensive purposes the Fund may, consistent with its investment objectives and polices, temporarily invest up to 100% of its assets in cash or cash equivalents, investment grade debt securities or repurchase agreements. Loss of money is a risk of investing in the Fund.

Fund Performance:                       No performance data is provided in this Prospectus as the Fund has no prior operating history.

Who Should Invest in the Fund:          The Fund is not intended to provide a balanced investment program. The Fund is most suitable for an investor who is willing to accept a higher degree of risk than in some other mutual funds.

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                          FEES AND EXPENSES OF THE FUND

        THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your account)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)..........   None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)......................   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions...........   None
Redemption Fee (as a % of amount redeemed) on shares held less than 30 days ..................   0.75%(1)
Thereafter....................................................................................   None
Exchange Fee..................................................................................   None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fees...............................................................................   1.25%
Distribution and/or Service (12b-1) Fees......................................................   0.25%
Other Expenses (2)............................................................................   1.00%
                                                                                                 -----
Total Annual Fund Operating Expenses..........................................................   2.50%(3)
                                                                                                 ======

----------------------
(1)     A fee of $7.50 is charged for each redemption by wire.
(2)     Estimated amounts for the current fiscal year.
(3)     The Adviser has agreed by contract to waive its fee for, and to reimburse expenses of, the Fund in an amount that operates to limit annual operating expenses for the year ending December 31, 2002 to not more than 2.50% of daily average net assets.

        EXAMPLE

        THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

        The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                    1 Year                            3 Years
                     $253                               $779

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         INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES, POLICIES AND RISKS

        The Fund seeks to create long-term, tax-efficient capital appreciation for its shareholders by investing primarily in equity securities of smaller public companies with strong, above-average prospective long-term growth rates. Typically, these above-average growth rates are exhibited by companies addressing the challenges of rapid and fundamental changes in the world economy resulting from demographic, political and technological change. In this manner, the Fund seeks to build wealth for long-term investors. The Fund strives to balance tax efficiency with the inherent volatility in rapid growth markets and industries. The central premise of the Fund's investment style is growth, more specifically growth stocks trading at a discount to their underlying value where a catalyst is in place to eliminate the discount through acceleration of revenues and earnings over the next twelve to eighteen months. The principal investment strategies of the Fund are detailed below.

        The Fund generally seeks to invest in companies which exhibit the following characteristics:

        - A STRONG INCENTIVIZED MANAGEMENT TEAM. The Fund focuses, above all, on the quality and capability of the management because it believes that management is the most critical element in determining the success of a business. The Fund also focuses on management's ownership of the company's stock and what appropriate stock option plans are in place to incentivize all levels of management at the company.

        - NO FINANCIAL LEVERAGE. The Fund strongly prefers companies that take risk in their business and not on their balance sheet. The Fund prefers to invest in small cap companies that are debt free. The Fund believes that financing availability for small cap companies is so limited that to add leverage to the balance sheet is both unwise and unacceptable.

        - COHERENT, WELL THOUGHT OUT STRATEGY. The Fund seeks companies that have well defined plans to penetrate their markets and to grow their businesses. The company's management must be able to articulate that strategy to its shareholders and the investment community.

        - STRONG, LONG-TERM GROWTH POTENTIAL. The Fund seeks markets and industries with strong growth potential. Finding the areas with the greatest unmet needs can lead to the companies attempting to satisfy those needs, most often delivering strong growth opportunities. The Fund concentrates on market and industry niche opportunities with large, multiyear growth prospects.

        - MARKET LEADERS. The Fund will focus on the leaders in those growth markets, which often garner a disproportionate share of the positive financial returns. The Fund seeks to identify these leaders as they are emerging or re-emerging and before the changes for the better are widely recognized. At times, this may require investing in private companies in various stages of development subject to the investment restrictions set forth in this Prospectus and in the Statement of

                Additional Information. In selecting private companies for initial or continued inclusion in the Fund, the Fund shall employ the same investment strategies and standards used when selecting a publicly-held company.

        - HIGH OPERATING MARGINS. The Fund will concentrate on industries or companies with the potential to deliver strong profits, not just high revenue growth. The Fund focuses on companies with the potential for high profit margins and strong cash generation. Often, high margins are a sign that a company's products and services have a high-perceived value to its customers. High operating margins are also often indicative of companies with strong execution capabilities. It also provides companies with the financial flexibility to invest for future growth.

        - COMPANIES ADDRESSING UNMET NEEDS. The Fund will invest in companies that are developing new or differentiated products or services to address a substantially unmet need. Some high growth companies arise in mature sectors of the economy where new products and services, particularly those that are technologically driven, present new growth opportunities. The Fund seeks to diversify among industries to moderate risk but will not do so at the expense of limiting growth opportunities. Initially, it is expected that a majority of the Fund's investments will be in healthcare, technology, business and consumer services; and to a lesser extent media, communications, financial, energy and industrial companies; in every case where attractive growth opportunities presently reside.

The Fund utilizes the following principal investment strategies:

        - INVESTMENT IN EQUITY SECURITIES. Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System with market capitalizations less than that of the largest company in the Russell 2000 Index. The balance of the Fund's assets may be held in cash or invested in other securities, including equity securities of larger companies, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various corporate debt instruments. In selecting equity investments for the Fund, the Adviser seeks to identify companies in a variety of industries, including but not limited to the technology, healthcare, business and consumer services, media, communications, financial, energy and industrial industries, which it believes will achieve superior growth rates based on its market research and company analysis. When investing in technology, the Adviser focuses on product cycles and unit growth. When investing in healthcare the Adviser focuses heavily on demographic, regulatory and lifestyle trends. The Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw materials costs and sources, competitive operating margins, return on investment, management and other factors.

        - FOCUS ON LONG-TERM VALUES. In the short term, equity markets often incorrectly value stocks. Good companies are often undervalued based on short term factors such as a disappointing quarter for the company not representative of the strength of the business, undue general or industry-specific pessimism, institutions wishing to exit the stock in size or a lack of knowledge and support of the stock. The Fund believes that these undervalued situations represent buying opportunities. Lower quality companies are often overvalued based on short-term factors such as inordinate optimism about a new industry or technology, aggressive forecasts, investment banks promoting their clients, an earnings spike, momentum investors driving up prices or accounting gimmicks. These overvalued situations represent opportunities for short-selling as, in the long term, real underlying value does eventually assert itself.

        - FUNDAMENTAL COMPANY AND MARKET ANALYSIS. The Fund relies foremost on fundamental company and market analysis and secondarily on macro-economic analysis to arrive at its investment decisions. The Fund puts a premium on in-depth company and industry analysis. The Fund managers intend to visit frequently with company managements, attend trade shows and other industry conferences and develop other sources of independent insight. The Fund tracks key economic and political events as they affect the relative attractiveness and growth prospects of the portfolio companies. However, given the uneven history of economic forecasting and the fact that many of the best growth companies can continue to grow even in a challenging economic environment, the Fund will rely foremost on finding the best positioned companies and not on market-timing.

        - DISCIPLINED APPROACH TO VALUATION. The Fund seeks to enhance shareholder returns with a disciplined approach to valuations, both relative and absolute. Since the markets' valuations fluctuate due to many factors, including economic and political uncertainties, inflation perceptions and competition from other asset classes, the Fund looks to value stocks both relative to the market and relative to other growth companies, seeking to pay the least for the most amount of sustainable growth. While growth stocks have generally carried high relative valuations to the market, even the best of growth companies can become overvalued. The Fund will seek to find growth stocks typically trading at a discount, not a premium, to the market. However, the Fund intends to sell any holding if the absolute level of valuation, in its opinion, outstrips the growth potential of that company.

        - NON-DIVERSIFICATION AND CONCENTRATION ON PARTICULAR MARKET SECTORS. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, and so has the flexibility to invest its assets in the securities of fewer issuers than if it was "diversified." To the extent the Fund invests a significant portion of its assets in a few issuers' securities, the performance of the Fund could be significantly affected by the performance of those issuers. The Fund must, however, meet certain diversification requirements under Federal tax law. See Statement of Additional Information--"Investment Restrictions." As a fundamental policy, the Fund will not invest more than 25% of its net assets in issuers conducting their principal business in the same industry. However, the Fund at times may invest more than 25% of its total assets in securities of issuers in one or more market sectors. A market sector may be made up of companies in a number of related industries.

        - DEFENSIVE POSITIONS. The Fund may invest temporarily up to 100% of its assets in cash or cash equivalents, investment grade debt securities or repurchase agreements for defensive purposes. Consistent with the Fund's investment objectives and policies, the Adviser may make changes in the portfolio whenever it believes that doing so is in the best interest of the Fund. To the extent the Fund takes defensive positions, it may not achieve its investment objectives.

The Fund may also utilize, among others, the following investment techniques:

        - SHORT SELLING. The Fund may short highly valued companies in high growth sectors with challenged cost structures and balance sheets, eroding competitive positions and rapidly decelerating end demand. High growth markets invite numerous competitors, many of which do not survive. In the early stages of new markets it is not always clear who the real winners will be. As the better companies emerge, the Fund looks to short the weaker competitors when the Fund believes their valuations do not yet reflect their weaker status. The Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund replaces the borrowed security. All short sales must be fully collateralized and the Fund will not sell short securities the underlying value of which exceeds 25% of the value of the net assets of the Fund. The Fund will also limit short sales in any one issuer's securities to 2% of the Fund's net assets and will not sell short more than 2% of any one class of the issuer's securities.

        - BORROWING AND LEVERAGE. As a fundamental policy, the Fund may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings. If the Fund makes additional investments while borrowings are outstanding, this may constitute a form of leverage. This leverage may exaggerate changes in the Fund's share value and the gains and losses on the Fund's investments.

        - OPTIONS, FUTURES AND FORWARD CONTRACTS. The Fund may use hedging techniques, such as the buying and selling of options and futures contracts, where appropriate, to reduce some of the high volatility inherent to rapidly changing markets and industries. The Fund may also buy and sell options and futures contracts to manage its exposure to changing interest rates, currency exchange rates and precious metals prices. Additionally, the Fund may enter into forward contracts as a hedge against future fluctuations in foreign exchange rates. The Fund may buy and sell stock index futures contracts or related options in anticipation of general market or market sector movements. The Fund may also invest in indexed securities or related options, the value of which is linked to currencies, interest rates, commodities, indices, or other financial indicators. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy. The

                Fund may invest in options and futures based on any type of security, index, or currency related to their investments, including options and futures traded on foreign exchanges and options not traded on exchanges. However, the Fund will not engage in options, futures or forward transactions, other than for hedging purposes, if, as a result, more than 5% of its total assets would be so invested. The Fund may engage in these kinds of transactions to an unlimited extent for hedging purposes.

        In summary, the success of the Fund will depend on its ability to search for opportunities, on a bottom-up, not top-down basis, that meet the criteria outlined above: namely, an undervalued equity security of a company with a good management team in place and a growth strategy and market that is still intact, where the Fund believes that there is a catalyst in place to provide an above-average rate of return over the next twelve to eighteen months with limited downside risk.

        The Fund will seek to reduce its risks with in-depth fundamental analysis, a focused assessment of risk versus return, a view for the catalyst in the individual stock and reliable monitoring of positions to be responsive to changes in industry and market fundamentals. The Fund will also attempt to reduce its risk by taking short positions in companies where it believes market fundamentals have been exceeded, as well as by the use of options to hedge positions. Furthermore, the Fund may maintain larger than normal cash positions when it is unable to identify attractive new opportunities. Lastly, positions will be sold when they no longer meet the investment objectives of the Fund.

        The Fund has adopted certain investment restrictions which are fundamental and may not be changed without a shareholder vote. Except as specifically noted, the Fund's investment objectives and policies described in the preceding pages are not fundamental policies and may be changed or modified by the Board of Directors of The Needham Funds, Inc. without shareholder approval. However, the Fund will not change its investment objective or its investment strategy of investing, under normal conditions, at least 80% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System that have market capitalizations less than that of the largest company in the Russell 2000 Index, without first providing written notice to its shareholders at least 60 days in advance. A complete list of the Fund's investment restrictions, both fundamental and non-fundamental, and certain other policies not described in the Prospectus may be found in the Statement of Additional Information.

RISK FACTORS

        The Fund invests primarily in equity securities, which fluctuate in value. Therefore, shares of the Fund will also fluctuate in value. Furthermore, as the Fund is not a "diversified" fund within the meaning of the Investment Company Act of 1940, it may invest its assets in a relatively small number of issuers. While political and economic news can influence marketwide trends, other factors may be ignored by the market as a whole but may cause price swings in a single company's stock or the stocks of the companies within a given industry. Business and economic developments affecting an industry in which the Fund invests a significant portion of its assets would likely have a greater effect on the Fund than those same developments would have on a fund invested in a wider spectrum of market or industry sectors. The net asset value of the Fund's shares, to the extent the Fund invests in debt securities, is affected by changes in the general level of interest rates. Furthermore, the Fund may invest in preferred stock which may be subject to optional or mandatory redemption provisions.

        Investments in smaller companies may offer greater opportunities for capital appreciation than larger companies, but may also involve certain special risks. These companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. These securities may also trade less frequently and at a lower volume than more widely held securities, and may fluctuate in value more sharply than those of other securities. There may be less available information about these issuers or less market interest than is normally the case with respect to larger companies. Furthermore, investments based on the anticipated long-term growth of a company may decline in value if the catalyst for such growth does not occur.

        Subject to the Fund's investment policies and restrictions on investments in illiquid securities, the Fund may invest in privately-held companies. Investments in companies in the early stages of development, particularly those companies which have yet to offer securities to the public, may offer greater opportunities for capital appreciation than longer-established or publicly-held companies. However, investments in these companies are often riskier than investments in longer-established or publicly-held companies. Typically, there is very little public information available on these companies, their management philosophies and strategies may be untested, their product lines, markets and financial resources may be limited and the restrictions on re-sale of securities of such companies imposed by U.S. securities laws and by market forces in general may make it difficult for the Fund to liquidate any position it may have in such a company. Even if the Fund is able to liquidate its position in such a company, it may be forced to do so at prices which are not beneficial to the Fund. See Statement of Additional Information -- "Description of the Fund and Investment Objective and Policies."

        Certain investment techniques described in this Prospectus, such as short sales, options and futures strategies and leverage, may entail risks and may result in significant capital loss. The Fund may engage in various strategies as described above, to varying degrees, both to seek to increase its return and to hedge its portfolio against movements in the securities markets and exchange rates. Options, futures and forward contracts can be volatile investments. Use of these strategies involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or currencies which are the subject of the hedge. If the Fund makes a transaction at an inappropriate time or judges market conditions incorrectly, options and futures strategies may significantly lower the Fund's return. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Furthermore, there can be no assurance that a liquid secondary market for options and futures contracts will exist at any specific time. Options and futures contracts, and certain of the other investments described above and in the Statement of Additional Information, may be considered "derivative" investments, and entail certain risks described above and in the Statement of Additional Information.

        The Fund may invest temporarily up to 100% of its assets in cash or cash equivalents, investment grade debt securities or repurchase agreements for defensive purposes. Consistent with the Fund's investment objectives and policies, the Adviser may make changes in the portfolio whenever it believes that doing so is in the best interest of the Fund. To the extent the Fund takes defensive positions, it may not achieve its investment objectives.

        The Fund anticipates that in the year 2002 its annual portfolio turnover rate will be approximately 50%-100%. However, for the year 2003, the Fund anticipates that its annual portfolio turnover rate may be between 100% - 200%. This rate of turnover will likely result in higher brokerage commissions and higher levels of realized gains than if the turnover rate was lower and may subject investors to higher levels of taxable gains. In addition, the Fund may invest in the securities of non-U.S. issuers, which have risks that are different from the risks associated with investments in the securities of U.S. issuers. See Statement of Additional Information--"Description of the Fund and Investment Objective and Policies."

                               INVESTMENT ADVISER

        Needham Investment Management L.L.C. (the "Adviser"), 445 Park Avenue, New York, NY 10022, is the investment adviser for the Fund. The Adviser was formed in 1995 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is an affiliate of Needham & Company, Inc. Needham & Company, Inc. is the Fund's distributor and is an investment banking firm specializing in emerging growth companies. Needham & Company, Inc. has substantial expertise in investment research, underwriting, private investments and capital markets.

        The Adviser directs investments of the Fund pursuant to an Investment Advisory Agreement, dated January 1, 1996, as supplemented, between the Adviser and The Needham Funds, Inc. (the "Advisory Agreement"). The Fund pays the Adviser a fee at the annual rate of 1.25% of the average daily net asset value of the Fund. This fee is higher than that paid by most mutual funds. The Adviser or persons employed by or associated with the Adviser are, subject to the authority of the Board of Directors of The Needham Funds, Inc., responsible for the overall management of the Fund's affairs. The Adviser has agreed to waive its fee for, and to reimburse expenses of, the Fund in an amount that operates to limit annual operating expenses for the year ending December 31, 2002 to not more than 2.50% of average daily net assets.

PORTFOLIO MANAGER

        Mr. Vincent E. Gallagher is the Fund's Portfolio Manager. Mr. Gallagher rejoined Needham & Company, Inc. and the Adviser in February 2002 as an Executive Vice President of the Adviser and as a Managing Director of Needham & Company, Inc. Mr. Gallagher had been a senior banker and co-head of the Industrial Technology Group at Needham & Company, Inc. from 1993-2000. Mr. Gallagher has spent his entire career in finance at The First Boston Corporation, Blyth Eastman Dillon & Company, Chase Manhattan Corporation, Aon Corporation and, most recently, Gerard Klauer Mattison & Co., Inc. Mr. Gallagher has a BA degree from Georgetown University and a JD from New York University School of Law.

                             MANAGEMENT OF THE FUND

        The Directors of The Needham Funds, Inc. are responsible for generally overseeing the conduct of the Fund's business. The Directors of The Needham Funds, Inc. are:

        George A. Needham--Mr. Needham founded Needham & Company, Inc. in 1985 and is its Chairman and Chief Executive Officer. Mr. Needham received BS and BA degrees from Bucknell University and an MBA from the Stanford University Graduate School of Business. Mr. Needham is also a principal of the respective general partners of several private investment limited partnerships.

        John C. Michaelson--Mr. Michaelson is President and Chief Executive Officer of Needham Investment Management L.L.C. Mr. Michaelson joined Needham & Company, Inc. in 1986 and is a Managing Director. Mr. Michaelson is also a principal of the respective general partners of several private investment limited partnerships. Mr. Michaelson received BA and MA degrees with honors from Oxford University and an MBA with distinction from the Harvard School of Business.

        Roger W. Johnson--Mr. Johnson was the Administrator of the U.S. General Services Administration from 1993 to March 1996 and was also a member of the President's Management Council and the National Economic Council during that period. Prior to 1993, Mr. Johnson served for nine years as Chairman and Chief Executive Officer of Western Digital Corporation, a Fortune 500 technology firm. He is currently Chief Executive Officer and Chairman of the Board of Collectors Universe, Inc. and a director of Sypris Solutions, Inc., Maxtor Corporation, Insulectro, and Computer Access Technology Corporation.

        James Poitras--Mr. Poitras was Founder, President, Chief Executive Officer and Chairman of the Board of Integrated Silicon Systems, a computer software company, from 1985 to 1995. Mr. Poitras is presently Chairman of the Board of Kyma Technologies Inc. Mr. Poitras is a member of the Institute of Electrical and Electronics Engineers' Industry Advisory Commission and has lectured widely on business development and entrepreneurship.

        F. Randall Smith--Mr. Smith is a founder and Chief Executive and Investment Officer of Capital Counsel L.L.C., a registered investment advisory firm. He was a co-founder of Train, Smith Counsel, a registered investment advisory firm from 1975 to 1999, and National Journal, a weekly publication on the U.S. Government, and served as Special Assistant to the Undersecretary of State for Economic Affairs prior to joining Train, Smith Counsel.

                            DISTRIBUTION ARRANGEMENTS

        Needham & Company, Inc., an affiliate of the Adviser, acts as a distributor for the Fund. Rule 12b-1 adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 permits an investment company to directly or indirectly finance any activity associated with the distribution of its shares and/or shareholder-related services in accordance with a plan adopted by the Board of Directors. Pursuant to this rule, the Directors of The Needham Funds, Inc. have approved, and The Needham Funds, Inc. has entered into, a Distribution and Services Agreement (the "Distribution Agreement") with Needham & Company, Inc. under which the Fund may pay a service fee to Needham & Company, Inc. or others at an annual rate of up to 0.25 of 1% of the aggregate average daily net assets of the Fund which are attributable to Needham & Company, Inc. or the various other service providers. These fees are paid out of the Fund's assets on an on-going basis, and thus over time these fees may increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the Adviser may pay amounts from its own resources for the provision of such services.

        The Distribution Agreement provides that Needham & Company, Inc. will use the services fee received from the Fund, in part, for payments (i) to compensate broker-dealers or other persons for providing distribution assistance, (ii) to otherwise promote the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses for other than current shareholders and sales literature or other promotional activities, and (iii) to compensate banks and other qualified financial institutions for providing administrative, accounting and shareholder liaison services with respect to the Fund's shareholders. Some payments under the Distribution Agreement or similar agreements are used to compensate broker-dealers based on assets maintained in the Fund by their customers. Distribution services fees are accrued daily, paid monthly and charged as expenses of the Fund as accrued. Distribution services fees received from the Fund will not be used to pay any interest expenses, carrying charges or other financial costs. In adopting the Distribution Agreement, the Directors of The Needham Funds, Inc. determined that there was a reasonable likelihood that the Distribution Agreement would benefit the Fund and the shareholders.

        The Needham Funds, Inc. and/or Needham & Company, Inc. may enter into related servicing agreements appointing various firms, such as broker-dealers or banks, to provide all or any portion of the foregoing services for their customers or clients through the Fund.

        The administrative and shareholder-related services provided by broker-dealers, banks and other qualified financial institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmation of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Fund.

                             HOW TO PURCHASE SHARES

        You may purchase shares of the Fund at net asset value without any sales or other charge by sending a completed application form and check to:

                Needham Small Cap Growth Fund
                c/o PFPC Inc.
                P.O. Box 8949
                Wilmington, DE 19899-8949

        However, you should not send any correspondence by overnight courier to this post office box address. Correspondence sent by overnight courier should be addressed to the Fund at:

                Needham Small Cap Growth Fund
                c/o PFPC Inc.
                400 Bellevue Parkway, Suite 108
                Wilmington, DE 19809

        Telephone transactions may not be used for initial purchases. If you want to make subsequent telephone transactions, select this feature on your application or call 1-800-625-7071 to request an authorization form to set up your account for this feature. PFPC Inc. is the Administrator of the Fund.

        You also may purchase shares of the Fund through authorized broker-dealers or other institutions who may charge for their services. These sales agents have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions in a timely manner and in accordance with their customer agreements and this Prospectus.

        The minimum initial investment for individuals, corporations, partnerships or trusts is $5,000. There is a $500 minimum for subsequent investments. Shares of the Fund are offered on a continuous basis. The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Your application will not be accepted unless it is accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. No third party checks will be accepted.

        For IRAs, the minimum initial investment is $1,500 and there is no minimum for subsequent investments.

        After you open an account, you may purchase additional shares by sending a check payable to Needham Small Cap Growth Fund and using the address given above. Please include your account number on the check. All shares will be purchased at the net asset value per share next determined after receipt of your application in proper order and acceptance of your application by the Fund. Subsequent investments may also be made by telephone (electronic funds transfer) from a bank checking or money market account. The transfer must specify the account name, your address and your account number. You must set up this feature in advance according to the above instructions.

        The Fund will charge a $25.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned for insufficient funds. You should contact the Fund at 1-800-625-7071 to obtain the latest wire instructions for wiring funds to PFPC Inc. for the purchase of Fund shares and to notify PFPC Inc. that a wire transfer is coming.

        Additionally, the Fund charges a short-term trading fee of .75% at the time of redemption on shares held less than 30 days. This fee is paid to the Fund and is designed to protect and benefit long-term shareholders.

EXCHANGES

        You may exchange some or all of your shares in the Fund with any of the other funds of The Needham Funds, Inc. Currently The Needham Funds, Inc. has two other funds: Needham Growth Fund and Needham Aggressive Growth Fund.

        When you exchange shares, you are really selling shares of the Fund and buying shares of another fund. So, your sale price and purchase price will be based on the net asset value next calculated after your exchange request is received. Please note that any exchange may have tax consequences for you. You may exchange your shares on any day on which the New York Stock Exchange is open for trading by contacting the Fund directly by mail or telephone, if you have selected the telephone transaction feature on your application. You may also exchange shares through your financial institution by mail or telephone. If you establish a new account by exchange, the exchanged shares must have a minimum value of $5,000 ($1,500 for IRAs). All subsequent exchanges must have a minimum value of $500. There is no minimum value for subsequent exchanges made by IRAs. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to seven days from the date of purchase). The Fund assesses the .75% redemption fee on the exchange of shares held less than 30 days.

        There is currently no fee for exchanges, however, the Fund may change or terminate this privilege on 60 days notice. Broker-dealers may charge you a fee for handling exchanges. Please note that exchanges may be made only four (4) times in any twelve (12) month period. The exchange privilege is not intended as a vehicle for short-term trading.

AUTOMATIC INVESTMENT PROGRAM

        You may also be eligible to participate in the Fund's Automatic Investment Program, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. This feature must be set up by you in advance. You may elect to make subsequent investments by transfers of a minimum of $100 on the fifth or twentieth day of each month into your established account. Contact Shareholder Services at 1-800-625-7071 for more information about the Fund's Automatic Investment Program.

                                 NET ASSET VALUE

       The price of the Fund's shares is based on the net asset value of the Fund. Generally,the net asset value per share of the Fund will be determined on each day when the New York Stock Exchange (the "Exchange") is open for business at the close of the Exchange (usually 4:00 p.m.) and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities, and then dividing that amount by the total number of the Fund's shares outstanding. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received before the close of trading on the Exchange on that day. Therefore, the price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed. The Fund may change the time at which the price of the Fund's shares is determined if the Exchange closes at a different time or an emergency or other extraordinary situation exists.

        Portfolio securities and options positions for which market quotations are readily available are stated at the last sale price reported by the principal exchange for each such security as of that exchange's close of business. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors. The assets of the Fund may also be valued on the basis of valuations provided by a pricing service approved by or on behalf of the Board of Directors.

                              HOW TO REDEEM SHARES

        You may redeem your shares at any time. You are entitled to redeem all or any portion of the shares credited to your account by submitting a written request for redemption by regular mail to:

                Needham Small Cap Growth Fund
                c/o PFPC Inc.
                P.O. Box 8949
                Wilmington, DE 19899-8949

        Redemption requests sent by overnight courier should be sent to:

                Needham Small Cap Growth Fund
                c/o PFPC Inc.
                400 Bellevue Parkway, Suite 108
                Wilmington, DE 19809
                1-800-625-7071

        After the receipt of a redemption request, you will receive a check based on the net asset value next determined after the redemption request was received, which may be more or less than the amount originally invested. If the shares to be redeemed represent an investment made by check, the Fund reserves the right to withhold the proceeds until the check clears. It will normally take up to three days to clear local checks and up to seven days to clear other checks, but may take longer under some circumstances.

        Your written redemption request will be considered to have been received in "proper order" if the following conditions are satisfied:

        - your request is in writing, indicates the number of shares to be redeemed and identifies your account number;

        - your request is signed by you exactly as the shares are registered;

        - your request is accompanied by certificates, if any, issued representing the shares, which have been endorsed for transfer (or are themselves accompanied by an endorsed stock power) exactly as the shares are registered; and

        - if you are requesting that the redemption proceeds be sent other than to the address of record or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be guaranteed by an eligible signature guarantor through a recognized medallion program. You can obtain a signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

        Your written redemption request will not be effective until all documents are received in "proper order" by PFPC Inc.

TELEPHONE REDEMPTIONS

        The Fund permits individual shareholders or a representative of record for an account (once within a 30 day period) to redeem shares by telephone in amounts up to $10,000 by calling 1-800- 625-7071. In order to use this service, you must have elected to do so in your application or complete an authorization form supplied by the Fund. Telephone redemptions must be in amounts of $1,000 or more. Instructions must include your account number. Checks issued must be made payable to the owner of record and may only be mailed to the address of record. The request cannot be honored if an address change has been made for the account within 60 days of the telephone redemption request.

        If there are multiple account owners, PFPC Inc. may rely on the instructions of only one owner. This account option is not available for retirement account shares or newly purchased (within the prior 15 days) shares. PFPC Inc. may record all calls.

        The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, among other things, requiring some form of personal identification prior to acting upon telephone instructions. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so. Assuming the Fund's security procedures are followed, neither the Fund nor PFPC Inc. will be responsible for the authenticity of redemption instructions received by telephone and believed to be genuine and any loss therefrom will be borne by the investor. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. You may always redeem shares by mail if you are unable to contact the Fund by telephone.

ADDITIONAL INFORMATION ON REDEMPTIONS

        As stated above, shares held less than 30 days are subject to a short-term trading fee of .75% at the time of redemption. This fee does not apply to those retirement plans listed below under "Shareholder Services" which request that the Fund not charge said fee.

        If you hold Fund shares in non-certificate form, you may elect to have redemption proceeds of $5,000 or more wired to your brokerage account or a commercial bank account designated by you. The current fee for this service is $7.50.

        If you have an IRA or other retirement plan, you must indicate on your redemption request whether or not to withhold Federal income tax. Redemption requests failing to indicate an election not to have Federal income tax withheld will be subject to withholding.

        You may also redeem Fund shares through broker-dealers holding such shares who have made arrangements with the Fund permitting redemptions by telephone or facsimile transmission. These broker-dealers may charge a fee for this service.

        If your transactions in the Fund's shares at any time reduce your account value to below $1,000, the Fund may choose to notify you that, unless your account is brought up to at least such minimum amount, the Fund may, within a reasonable time, redeem all your shares in the account and close it by making payment to you of the proceeds.

SHAREHOLDER SERVICES

        The Fund offers certain tax-sheltered retirement plans through which you may purchase shares, including IRAs (and "rollovers" from existing retirement plans) for you and your spouse, SEP-IRAs and Roth IRAs. Shares of the Fund may also be purchased by Qualified Retirement Plans such as profit-sharing and money purchase plans, 401(k) Plans and other Defined Contribution Plans, and by Defined Benefit Plans. These types of accounts may be established only upon receipt of a written application form. Should you have questions on the purchase of shares by retirement plans, please call 1-800-625-7071 and ask for Shareholder Services.

                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

        The Fund intends to make annual distributions to its shareholders of record of substantially all of its realized net capital gains (the excess of realized net long-term capital gains over realized net short-term capital losses), any realized net gains from foreign currency transactions, net investment income and the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. The Fund may make additional distributions, if necessary, to avoid a 4% Federal excise tax on certain undistributed ordinary income and capital gain net income. Certain distributions made to shareholders of record as of a date in October, November or December of a given year which are paid by the Fund in January of the immediately subsequent year will be taxable to shareholders as if received on December 31 of such given year.

        Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxed as ordinary income to shareholders. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses) are also taxable to shareholders. In general, a noncorporate shareholder's net capital gains will be taxed at a maximum rate of 20% for property held by the Fund for more than 12 months, and the maximum rate is reduced to 18% for property held by the Fund for more than five years. Distributions of net investment income and capital gain net income are taxable whether received in cash or reinvested in additional shares.

        Unless a shareholder elects to do otherwise, all dividends and capital gains distributions from the Fund will be automatically reinvested in additional full and fractional Fund shares. Shareholders who do not wish to have dividends and distributions automatically reinvested in Fund shares may choose between two options:

(1) automatic reinvestment of capital gains distributions in Fund shares and payment of dividends in cash; or

(2) payment of all dividends and distributions in cash.

        Shareholders may change this election at any time by notifying the Administrator or their account representative if the account is maintained at an eligible broker-dealer or bank. Dividends and distributions will be reinvested at the Fund's per share net asset value on the reinvestment date established for the dividend or distribution. Currently, the Fund is required to withhold as "backup withholding" 30% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number and certain required certifications or who are otherwise subject to backup withholding. Upon a redemption of Fund shares, a shareholder will ordinarily recognize a taxable gain or loss, subject to certain Federal tax rules. The Fund anticipates that it will be subject to foreign withholding taxes which it may, in certain years, be able to pass through as a credit or deduction to its shareholders.

        The foregoing is only a summary of some of the important Federal tax considerations generally affecting the Fund and shareholders. In addition to those considerations, there may be other Federal, state, local, or foreign tax considerations applicable to a particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of the investment on their own tax situations.

                           ADMINISTRATOR, SHAREHOLDER
                       SERVICING AGENT AND TRANSFER AGENT

        The Fund employs PFPC Inc. as Administrator under an administration contract dated January 2, 1996, as amended (the "Administration Contract") to provide administrative services to the Fund. The services provided by PFPC Inc. under the Administration Contract are subject to the supervision of the officers and Directors of The Needham Funds, Inc., and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records and preparation of reports. Subject to certain waivers for these services, the Fund pays a monthly fee at the annual rate of 0.10% on the first $200 million of average daily net assets of the Fund, subject to annual minimums.

        PFPC Inc. also provides various shareholder services made available to each shareholder, including performance of transfer agency and registrar functions and dividend paying agent. PFPC Inc. acts as the Fund's shareholder servicing agent. The principal address of PFPC Inc. is 400 Bellevue Parkway, Wilmington, DE 19809.

                                    CUSTODIAN

        PFPC Trust Company acts as custodian for the Fund. Its address is 400 Bellevue Parkway, Wilmington, DE 19809. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its non-U.S. securities and cash in the custody of certain eligible banks and securities depositories. Pursuant to these rules, the Fund's non-U.S. securities and cash are held by its sub-custodians who have been approved by or under the delegated authority of the Board of Directors of The Needham Funds, Inc. in accordance with the rules of the Securities and Exchange Commission. Selection of the sub-custodians and any decision to invest in non-U.S. markets has been made following a consideration of a number of factors, including, but not limited to, the practices, procedures, internal controls and financial stability of the institution, the ability of the institution to perform capable custodial services for the Fund and provide reasonable care for Fund assets, the reputation and standing of the institution in its national market, the political and economic stability of the countries in which the sub-custodians will be located, and risks of potential nationalization or expropriation of Fund assets. In addition, the Investment Company Act of 1940 requires that non-U.S. sub-custodians, among other requirements, have no lien on the assets of the Fund and maintain adequate accessible records.

                             ADDITIONAL INFORMATION

AUDITORS

        Arthur Andersen LLP, 1345 Avenue of the Americas, 5th Floor, New York, New York 10105, serves as the Fund's independent auditors.

COUNSEL

        Fulbright & Jaworski L.L.P., 666 Fifth Avenue, 31st Floor, New York, New York 10103, serves as the Fund's legal counsel.

For investors who want more information
about the Fund, the following documents
are available upon request:

STATEMENT OF ADDITIONAL INFORMATION: The
Fund's Statement of Additional                          NEEDHAM
Information ("SAI") provides more                   SMALL CAP GROWTH
detailed information about the Fund and                 FUND(R)
is incorporated into this Prospectus by
reference, making it legally part of
this Prospectus. The Fund's SAI is                    PROSPECTUS
available, without charge, upon request
by contacting the Fund's Transfer Agent,
PFPC Inc., at 1-800-625-7071.                         MAY __, 2002

Shareholder inquiries should be
directed to Needham Small Cap
Growth Fund, c/o PFPC Inc., P.O. Box
8949, Wilmington, DE 19899-8949.
Correspondence sent by overnight courier should be sent to Needham Small Cap
Growth Fund, c/o PFPC Inc., 400 Bellevue
Parkway, Suite 108, Wilmington, DE
19809. Shareholders may also make
inquiries regarding the Fund by
telephone by calling 1-800-625-7071.

You also can review the Fund's SAI at
the Securities and Exchange Commission's
Public Reference Room. For hours of
operation call 1-202-942-8090. Copies
also can be obtained free from the EDGAR
Database on the Commission's website at
www.sec.gov. In addition, copies of
these materials may be obtained, upon
payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Investment Company Act
File No. 811-9114

                 -----------------------------------------------


                          NEEDHAM SMALL CAP GROWTH FUND
                                 445 Park Avenue
                          New York, New York 10022-2606

                -----------------------------------------------


        Needham Small Cap Growth Fund invests, under normal conditions, at least 80% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System that have market capitalizations less than that of the largest company in the Russell 2000 Index. Needham Small Cap Growth Fund seeks long-term, tax-efficient capital appreciation by primarily investing in equity securities of public companies with strong, above-average prospective long-term growth rates. Needham Small Cap Growth Fund is a series of The Needham Funds, Inc., which is an open-end management investment company under the Investment Company Act of 1940.


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                  May __, 2002

--------------------------------------------------------------------------------


        This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Needham Small Cap Growth Fund, dated May __, 2002, a copy of which may be obtained at no charge by contacting the Fund's administrator, PFPC Inc., P.O. Box 8949, Wilmington, DE 19899-8949 or by calling 1-800-625-7071.

                                TABLE OF CONTENTS

                                                                                                                 PAGE
DESCRIPTION OF THE FUND AND INVESTMENT OBJECTIVE AND POLICIES.......................................................1

INVESTMENT RESTRICTIONS............................................................................................10

INVESTMENT ADVISER.................................................................................................12

THE DISTRIBUTOR AND DISTRIBUTION OF THE SHARES.....................................................................13

TRANSFER AGENCY, ADMINISTRATION SERVICES, FUND ACCOUNTING AND OTHER SERVICES.......................................15

PORTFOLIO TRANSACTIONS AND BROKERAGE...............................................................................15

MANAGEMENT.........................................................................................................17

PURCHASE AND REDEMPTION OF SHARES..................................................................................19

NET ASSET VALUE....................................................................................................20

PERFORMANCE INFORMATION............................................................................................21

TAX-SHELTERED RETIREMENT PLANS.....................................................................................23

TAXES..............................................................................................................23

         Taxation of the Fund -- In General........................................................................23
         Taxation of the Fund's Investments........................................................................24
         Taxation of the Shareholders..............................................................................26

ORGANIZATION AND CAPITALIZATION....................................................................................29

          DESCRIPTION OF THE FUND AND INVESTMENT OBJECTIVE AND POLICIES

        The Needham Funds, Inc. is an open-end management investment company organized as a corporation under the laws of the State of Maryland on October 12, 1995. This Statement of Additional Information relates to Needham Small Cap Growth Fund (the "Fund") which is a series of The Needham Funds, Inc.

        The Needham Funds, Inc. is a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund is offered on a no-load basis.

        The Fund seeks long-term, tax-efficient capital appreciation by primarily investing in equity securities of public companies with strong, above-average prospective long-term growth rates. Under normal conditions, the Fund invests at least 80% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the Nasdaq System that have market capitalizations less than that of the largest company in the Russell 2000 Index. The balance of the Fund's assets may be held in cash or invested in other securities, including equity securities of larger companies, common stock equivalents (mainly securities exchangeable for common stock), options, futures and various corporate debt instruments.

        In addition to the principal investment strategies and techniques and the principal risks of the Fund described in the Prospectus, the Fund may utilize other investment techniques and may be subject to the additional risks which are described below.

        DEBT SECURITIES

        The Fund may buy debt securities of all types issued by both domestic and foreign issuers, including government securities, corporate bonds and debentures, commercial paper, and certificates of deposit. Under normal conditions, the Fund may invest a maximum of 20% of its total assets in debt securities.

        LOWER-RATED DEBT SECURITIES

        The Fund may purchase lower-rated debt securities, sometimes referred to as "junk" or "high yield bonds" (those rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). However, no more than 10% of the Fund's total assets (such 10% also being included in the 20% limitation stated above) may be invested in non-investment grade debt securities. These securities are considered to be highly speculative, may have poor prospects of attaining investment standing and may be in default. Like those of other fixed-income securities, the value of lower-rated securities fluctuate in response to changes in interest rates. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

        The lower ratings of certain securities held by the Fund reflect the greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both may impair the ability of the issuer to make payments of interest and principal. A number of factors, including the ability of the issuer to make timely payments, could lessen liquidity and limit the Fund's ability to sell at prices approximating the values the Fund placed on such securities. In the absence of a liquid trading market for securities held by the Fund, it may be difficult to establish the fair market value of these securities. The rating assigned to a security by Moody's or S&P does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.

        Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

        Issuers of lower-rated securities are often highly leveraged and, consequently, their ability to service their debt during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may be unable to repay debt at maturity by refinancing. The risk of loss due to default is significantly greater because such securities frequently are unsecured and subordinated to senior indebtedness. Certain of the lower-rated securities in which the Fund invests are issued to raise funds in connection with the acquisition of a company. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

        In order to enforce its rights in the event of a default under such securities, the Fund may be required to take possession of and manage assets securing the issuer's obligations on such securities. This may increase the Fund's operating expenses and adversely affect the Fund's net asset value. The Fund may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.

        OTHER DEBT SECURITIES

        Zero-coupon securities are debt securities which are usually issued at a deep discount and do not provide for payment of interest prior to maturity. Even though zero-coupon securities do not pay current interest in cash, the Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

        When other debt obligations are stripped of their unmatured interest coupons by the holder, the stripped coupons are sometimes sold separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Purchasers of stripped principal obligations acquire, in effect, discount obligations that are economically identical to zero-coupon bonds.

        INVESTING IN CONVERTIBLE SECURITIES

        The Fund may invest in convertible securities: that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks. Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

        Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

        As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero-coupon securities, accretion of income) with generally higher yields than common stocks. However, convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

        Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

        INVESTING IN FOREIGN SECURITIES

        Certain of the Fund's investments may be of securities in issuers located in countries having repatriation restrictions. Investment in securities subject to repatriation restrictions of more than seven days will be considered illiquid securities and will be subject to the Fund's overall 15% limitation on investment in illiquid securities.

        Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Further, by investing in foreign securities, the Fund may encounter greater difficulties or be unable to pursue legal remedies or obtain judgments in foreign courts.

        Because foreign securities typically will be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in that currency. Such changes will also affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations and the Fund therefore may engage in certain foreign currency hedging strategies. Such hedging strategies may include the purchase and sale of foreign currencies on a spot or forward basis or the purchase and sale of options or futures contracts with respect to foreign currencies. Such strategies involve certain investment risks and transaction costs to which the Fund might not otherwise be subject. These risks include dependence on the Adviser's ability to predict movements in exchange rates, as well as the difficulty of predicting, and the imperfect movements between, exchange rates and currency hedges.

        Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered by the Adviser to be a country which is in the initial state of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors. There are substantial risks involved in investing in securities issued by developing country companies which are in addition to the usual risks inherent in foreign investments. Some countries in which the Fund may invest may have fixed or managed currencies. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

        With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a U.S. instrument and foreign entities may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those of the U.S. There is generally less government supervision and regulation for exchanges, financial institutions and issuers in foreign countries than there is in the U.S. Moreover, certain foreign investments may be subject to foreign withholding taxes. Foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of Fund securities due to settlement problems could also result either in losses to the Fund due to subsequent declines in value of the Fund security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

        Foreign securities such as those purchased by the Fund may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities. Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

        FOREIGN CURRENCY TRANSACTIONS

        Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the long-term investment decisions made for the Fund with regard to overall diversification strategies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund may use forward contracts, along with futures contracts and put and call options, to "lock in" the U.S. dollar price of a security bought or sold and as part of its overall hedging strategy. The Fund will conduct its foreign currency exchange transactions, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through purchasing put and call options on, or by entering into, futures contracts or forward contracts to purchase or sell foreign currencies. See "-- Forward Foreign Currency Exchange Contracts" and "-- Futures and Options Transactions."

        It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

        If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

        FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

        The Fund may enter into forward contracts as a hedge against future fluctuations in foreign exchange rates. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a fixed amount of U.S. dollars or foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at the price set at the time of the contract. Unlike foreign currency futures contracts, which are standardized exchange-traded contracts, forward currency contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

        The Fund may enter into forward contracts under various circumstances. For example, the Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock-in" the price of the security in U.S. dollars or some other foreign currency which the Fund is holding. By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars or other currency for the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against any adverse movements in exchange rates between the time the security is purchased or sold and the date on which payment is made or received. The Fund may also purchase a forward contract to hedge against an anticipated rise in a currency versus the U.S. dollar or other currency, pending investment in a security denominated in that currency.

        The Fund may enter into a forward contract to sell or purchase, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged or purchased are denominated approximating the value of some or all of the portfolio securities to be hedged or purchased. This method of hedging, called cross-hedging, will be used when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem. The Fund is permitted to enter into forward contracts with respect to currencies in which certain of its portfolio securities are denominated and on which options have been written.

        In certain of the above circumstances the Fund may have realized fewer gains than had the Fund not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

        PFPC Trust Company, the Fund's Custodian, will place cash or liquid equity or debt securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. At maturity of a forward currency contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency prior to maturity by purchasing an "offsetting" contract with the same currency trade obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Fund will be able to effect such a closing purchase transaction.

        FUTURES AND OPTIONS TRANSACTIONS

        The use of financial futures contracts and options on such futures contracts may reduce the Fund's exposure to fluctuations in the prices of portfolio securities and may prevent losses if the prices of such securities decline. Similarly, such investments may protect the Fund against fluctuations in the value of securities in which the Fund is about to invest.

        The use of financial futures contracts and options on such futures contracts as hedging instruments involves several risks. First, there can be no assurance that the prices of the futures contracts or options and the hedged security will move as anticipated. If prices do not move as anticipated, the Fund may incur a loss on its investment. Second, investments in options, futures contracts and options on futures contracts may reduce the gains which would otherwise be realized from the sale of the underlying securities which are being hedged. Third, the effective use of options and futures contracts also depends on the Fund's ability to terminate options and futures positions as desired. There can be no assurance that there will be a sufficiently liquid market for the Fund to effect closing transactions at any particular time or at an acceptable price. If the Fund cannot close a futures position, or if limitations imposed by an exchange or board of trade on which futures contracts are traded prevent the Fund from closing out a contract, the Fund may incur a loss or may be forced to make or take delivery of the underlying securities or currencies at a disadvantageous time.

        In addition, the purchase or sale of futures contracts or sale of options on futures contracts involve the risk that the Fund could lose more than the original margin deposit required to initiate the transaction. The purchase of options on futures contracts involves less potential risk than the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the options plus transaction costs. Although the maximum amount at risk when the Fund purchases an option on a security, currency, index or futures contract is the premium paid for the option plus transaction costs, there may be circumstances when the purchase of an option would result in a loss to the Fund, whereas the purchase of the underlying security, currency or futures contract would not, such as when there is no movement in the level of the underlying security, currency or futures contract. The value of an options or futures position relating to a non-U.S. currency may vary with changes in the value of either the currency involved or the U.S. dollar or both and has no relationship to the investment merits of individual non-U.S. securities held in a hedged investment portfolio.

        The Fund may write covered call options on its underlying portfolio securities, whether equity or debt, on stock or bond indexes and on currencies in which the Fund invests. Covered call writing may be used for hedging purposes and for closing long call positions and for achieving incremental income. A call option will be considered covered if the Fund (i) owns the security or currency underlying the written option, (ii) holds a call option on the underlying security, currency or index with a similar exercise price or (iii) maintains sufficient cash, cash equivalents or liquid high-grade securities sufficient to cover the exercise price of the option.

        The Fund may also write covered put options. This technique will be used when the Fund seeks to purchase a security, or group of securities in the case of an index option, at a price equal to or less than the prevailing market price at the time of the put sale. The Fund may also sell covered puts for achieving incremental income. A put will be considered covered if a Fund (i) maintains cash, cash equivalents or liquid, high grade debt obligations sufficient to cover the exercise price of the option, (ii) holds a put option on the underlying security with an exercise price equal to or greater than the exercise price of the written put or (iii) where the exercise price of the purchased put is lower than that of the written put, the Fund maintains sufficient cash, cash equivalents or liquid high grade debt obligations equal to the difference. Puts may also be written in order to close long put positions. In calculating the 5% limitation on options, futures and forward transactions, other than for hedging purposes, the Fund shall include the premiums paid on options and options on futures (excluding in-the-money amounts on such options) and the initial margin deposits on the Fund's futures positions.

        In order to fix the cost of future purchases, the Fund may purchase calls on equity and debt securities that the Adviser intends to include in the Fund's portfolio. Calls may also be used to participate in an anticipated price increase of a security without taking on the full risk associated with actually purchasing the underlying security. The Fund may purchase puts to hedge against a decline in the market value of portfolio securities.

        REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

        The Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment policies would allow it to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of the Fund's net assets would then be invested in such repurchase agreements and other illiquid securities.

        The Fund may enter into reverse repurchase agreements in which the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. Generally, the Fund will be able to keep the interest income associated with those portfolio securities while the securities reside with the other party to the agreement. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash raised through the transaction.

        Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the other party under a reverse repurchase agreement becomes bankrupt or insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

        SECURITIES LENDING

        The Fund may lend its portfolio securities, provided (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Fund may at any time call the loan and regain the securities loaned, (iii) the Fund will receive any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Fund as the Directors may establish, but not to exceed 20%, including repurchase agreements. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

        Before the Fund enters into a loan, the Adviser considers the relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

        INDEXED SECURITIES

        The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities largely depends on the performance of the security, currency, commodity or other instrument to which they are indexed, as well as general economic factors in the U.S. or abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instrument itself.

        ADDITIONAL RISKS ASSOCIATED WITH HEDGING INSTRUMENTS

        The Fund's ability to hedge effectively all or a portion of its securities depends upon the ability of the Adviser to predict correctly the degree to which price movements of securities held in the Fund's portfolio correlate to the price movements of the relevant hedging instruments. In addition, the effectiveness of any hedging strategy using index options, index futures, interest rate options or interest rate futures depends upon the correlation between the components of the underlying index and the securities held by the Fund.

        OTHER PERMITTED INVESTMENTS

        The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act and applicable rules thereunder. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses thus would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations.

        The Fund may also purchase or sell portfolio securities on a when-issued or delayed delivery basis in compliance with applicable 1940 Act guidelines. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell securities with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction.

        The Fund may also invest up to 15% of its net assets in illiquid securities, including restricted securities, (i.e., securities that are not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Board of Directors of The Needham Funds, Inc. may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities.

                             INVESTMENT RESTRICTIONS

        The following investment restrictions have been adopted by the Fund as fundamental policies and may only be changed by the affirmative vote of a majority of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

        These investment restrictions provide that the Fund may not:

        1. Make investments for the purpose of exercising control or management of the issuer;

        2. Purchase or sell real estate or real estate mortgage loans (provided that such restriction shall not apply to securities secured by real estate or an interest therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts (except that the Fund may deal in forward foreign exchange between currencies and the Fund may purchase and sell interest rate and currency options, futures contracts and related options and indexed notes and commercial paper), or interests or leases in oil, gas or other mineral exploration or development programs (provided that such restriction shall not apply to securities issued by companies which invest in oil, gas or other mineral exploration or development programs);

        3. Except as described in the Prospectus, purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin);

        4. Borrow amounts and pledge assets in connection therewith in excess of 25% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure, including to meet redemptions or to settle securities transactions and provided further that no additional investments shall be made while borrowings exceed 5% of total assets;

        5. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, short sales, or entering into permissible reverse repurchase agreements, and options and futures transactions;

        6. Underwrite any issuance of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities);

        7.      Make loans of its securities exceeding 20% of its total assets;
and

        8. Invest 25% or more of its net assets in one or more issuers conducting their principal business in the same industry.

        As matters of non-fundamental policy, the Fund may not:

        1. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or if immediately thereafter not more than (i) 3% of the total outstanding voting stock of any one such company is owned by the Fund, (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, or
(iii) 10% of the Fund's total assets, taken at market value, would be invested in such companies' securities. Any purchase by the Fund of securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, shall be made in the open market where no commission results other than customary brokerage commissions;

        2. With respect to 50% of the value of its total assets, invest more than 25% of the value of its total assets in the securities of one issuer, and with respect to the other 50% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of one issuer or acquire more than 10% of the outstanding voting securities of a single issuer. This restriction shall not apply to U.S. Government securities;

        3. With respect to 75% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any issuer;

        4. The Fund may not sell short securities the underlying value of which exceeds 25% of the value of the net assets of the Fund. Any short sale up to such limit must be fully collateralized and the Fund will also limit its short sales in any one issuer's securities to 2% of the value of the Funds net assets and will not sell short more than 2% of any one class of the issuer's securities.

        5. Invest in oil, gas or mineral exploration or development programs or leases;

        6. Purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships not traded on a national securities exchange, except that the Fund may purchase or sell securities issued by entities engaged in the real estate industry or instruments backed by real estate;

        7. Invest in warrants (other than warrants acquired by the Fund as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Fund's net assets, provided that any warrants in which the Fund is short "against the box" will be netted for purposes of this 5% limitation; and

        8. Invest no more than 20% of its total assets in debt securities and invest no more than 10% of its total assets in non-investment grade debt securities (such 10% limitation to be included in the 20% limitation).

        These restrictions are not fundamental policies and may be changed by the Board of Directors without a shareholder vote, to the extent permitted by applicable law including rules of the Securities Exchange Commission. Except as otherwise may be specifically stated herein, the Fund's other investment policies stated in this Statement of Additional Information and in the Prospectus are not considered fundamental and may be changed by the Board of Directors at any time without a shareholder vote if and to the extent any such changes are consistent with the requirements of the 1940 Act.

        If a percentage restriction is adhered to at the time of the investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of net assets will not be considered a violation of any of the foregoing restrictions. The Fund shall, however, reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.

                               INVESTMENT ADVISER

        The investment adviser of the Fund is Needham Investment Management L.L.C. (the "Adviser"), a Delaware limited liability company, pursuant to an Investment Advisory Agreement with The Needham Funds, Inc., dated as of January 1, 1996, as supplemented (the "Advisory Agreement"). The Adviser furnishes an investment program for the Fund and determines, subject to the overall supervision and review of the Board of Directors, what investments should be purchased, sold and held. The Adviser is ninety-nine percent (99%) owned by Needham & Company, Inc. Each of Messrs. Needham and Michaelson may be deemed to be control persons of Needham & Company, Inc. based upon their positions as officers, directors and/or stockholders of that entity. See "Management" and "The Distributor and the Distribution of the Shares" in this Statement of Additional Information.

        Under the terms of the Advisory Agreement, and at the direction of the Board of Directors, the Adviser maintains records and furnishes or causes to be furnished all required reports or other information concerning the Fund to the extent such records, reports and other information are not maintained by the Fund's Administrator, Shareholder Servicing Agent, Custodian or other agents.

        The Adviser provides the Fund with office space, facilities and certain business equipment and provides the services of consultants and executive and clerical personnel for administering the affairs of the Fund. The Adviser compensates all executive and clerical personnel and Directors of The Needham Funds, Inc. if such persons are employees or affiliates of the Adviser or its affiliates.

        The expenses borne by the Fund include: the charges and expenses of the shareholder servicing and dividend disbursing agent; custodian fees and expenses; legal and auditors' fees and expenses; brokerage commissions for portfolio transactions; taxes, if any; the advisory fee; extraordinary expenses (as determined by the Board of Directors of The Needham Funds, Inc.); expenses of shareholder and Director meetings, and of preparing, printing and mailing proxy statements, reports and other communications to shareholders; expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders; expenses of registering and qualifying shares for sale (including compensation of the Adviser's employees in relation to the time spent on such matters); expenses relating to the Amended and Restated Plan of Distribution ("the Plan"); fees of Directors who are not "interested persons" of the Adviser; membership dues of the Investment Company Institute; fidelity bond and errors and omissions insurance premiums; the cost of maintaining the books and records of the Fund; and any other charges and fees not specifically enumerated as an obligation of the Distributor (as hereinafter defined) or Adviser.

        The Advisory Agreement provides that the fee payable to the Adviser will be reduced to the extent expenses of the Fund exceed certain limits as specified in the Prospectus and those expenses are in excess of certain expense limitations if and as required by state regulation, and further, that the Adviser will make any other necessary arrangements to limit expenses in accordance with applicable expense limitations unless the Fund has obtained an appropriate waiver of such expense limitations or expense items from a particular state authority. Under the Advisory Agreement, the maximum annual expenses which the Fund may be required to bear, inclusive of the advisory fee but exclusive of interest, taxes, brokerage fees, distribution payments made in accordance with the Plan and extraordinary items, may not exceed the lowest expense limitation imposed by any state in which the Fund is registered or the specified Prospectus expense limit, whichever is lower. The amount of the advisory fee to be paid to the Adviser each month will be reduced by the amount, if any, by which the annualized expenses of the Fund for that month exceed the foregoing limitations.

        The advisory fee is accrued daily and paid monthly. For the 2002 fiscal year, if the aggregate annual expenses of the Fund exceed the amount permissible under the foregoing limitations, then the Adviser has agreed after the end of the 2002 fiscal year to promptly return such advisory fees previously received during such fiscal year equal to the total amount by which expenses exceed the amount of the limitations, and, if necessary, make any other arrangements necessary to maintain the Fund's expenses within such limitations. If aggregate annual expenses are within the limitations during fiscal 2002, however, any excess amount previously withheld will be paid to the Adviser.

        The Advisory Agreement was approved by the Board of Directors of The Needham Funds, Inc. on behalf of the Fund, including a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement provides that it shall continue in effect from year to year with respect to the Fund as long as it is approved at least annually (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or (ii) by a vote of a majority of the Directors of The Needham Funds, Inc., including a vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if it is assigned within the meaning of the 1940 Act.

                 THE DISTRIBUTOR AND DISTRIBUTION OF THE SHARES

        Shares of the Fund are offered on a continuous basis and are currently distributed through Needham & Company, Inc., 445 Park Avenue, New York, New York 10022 (the "Distributor"). The Board of Directors of The Needham Funds, Inc. has approved a Distribution and Services Agreement (the "Distribution Agreement") appointing the Distributor as a distributor of shares of the Fund.

        The Distribution Agreement provides that the Distributor will bear the cost and expense of printing and distributing any materials not prepared by the Fund and other materials used by the Distributor in connection with its offering shares of the Fund. The Fund will pay all fees and expenses in connection with registering and qualifying its shares under Federal and state securities laws.

        To compensate the Distributor and other services providers for the distribution and/or shareholder-related services provided by them, the Fund has adopted the Plan pursuant to Rule 12b-1 under the 1940 Act. Fees paid by the Fund under the Plan will be used for promotional, distribution and shareholder-related services incurred only during the applicable year. Pursuant to the Plan, the service providers are required to provide the Fund at least quarterly with a written report of the amounts expended under the Plan and the purpose for which such expenditures were made. The Board of Directors of The Needham Funds, Inc. reviews such reports on a quarterly basis.

        The Plan has been approved by the Board of Directors of The Needham Funds, Inc., including a majority of the Directors who are not "interested persons" of The Needham Funds, Inc. and who have no direct or indirect financial interest in the operation of the Plan. The Plan continues in effect as to the Fund, provided such continuance is approved annually by a vote of the Directors in accordance with the 1940 Act. Information with respect to distribution revenues and expenses will be presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Plan. In the review of the Plan, the Directors will be asked to take into consideration expenses incurred in connection with the distribution of shares. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Directors who are not "interested persons" of The Needham Funds, Inc. and who have no direct or indirect financial interest in the operation of the Plan, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) on not more than 30 days written notice to any other party to the Plan. The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). So long as the Plan is in effect, the election and nomination of Directors who are not "interested persons" of The Needham Funds, Inc. shall be committed to the discretion of the Directors who are not "interested persons." The Directors have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Fund will preserve copies of the Plan and any agreement or report made pursuant to Rule 12b-1 under the 1940 Act, for a period of not less than six years from the date of the Plan or such agreement or report, the first two years in an easily accessible place.

        The Fund has entered or expects to enter into service agreements with the Distributor and other entities. Though the terms of the Fund's agreements vary, service providers generally are required to provide various shareholder services to the Fund, including records maintenance, shareholder communications, transactional services, tax information and reports, and facilitation of purchase and redemption orders. Payments generally are made under the Plan at the annual rate of 0.25% of the value of the Fund's shares held in accounts maintained by each such service provider. In the case of certain of the Fund's agreements, the Adviser is required to pay an additional 0.10% of the value of all Fund shares held in such accounts. The Fund is required to make these payments to its service providers regardless of any actual expenses incurred by them.

                    TRANSFER AGENCY, ADMINISTRATION SERVICES,
                       FUND ACCOUNTING AND OTHER SERVICES

        PFPC Inc. has been retained to perform shareholder servicing, registrar and transfer agent functions for the Fund pursuant to an agreement with The Needham Funds, Inc. PFPC Inc. has also been retained pursuant to a separate agreement to perform certain Fund and shareholder accounting and administrative functions. Subject to certain waivers from these services, the Fund pays a monthly fee at the annual rate of 0.10% on the first $200 million of average daily net assets of the Fund. The principal business address of PFPC Inc. is 400 Bellevue Parkway, Wilmington, DE 19809.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

        The Adviser is responsible for decisions to buy and sell securities and other investments for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the U.S., these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the U.S. In the case of securities traded on the over-the-counter markets, there are generally no stated commissions, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount. The Fund may invest in obligations which are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

        In purchasing and selling the Fund's portfolio investments, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers, the Adviser will consider various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

        The Adviser may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services as defined in Section 28(e) of the Securities Exchange Act of 1934 which have been provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under the Advisory Agreement. The research services provided by broker-dealers can be useful to the Adviser in serving its other clients or clients of the Adviser's affiliates. The Board of Directors of The Needham Funds, Inc. periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and reviews the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

        Investment decisions for the Fund are made independently from those of the other investment accounts managed by the Adviser or affiliated companies. Occasions may arise, however, when the same investment decision is made for more than one client's account. It is the practice of the Adviser to allocate such purchases or sales insofar as feasible among its several clients or the clients of its affiliates in a manner it deems equitable. The principal factors which the Adviser considers in making such allocations are the relative investment objectives of the clients, the relative size of the portfolio holdings of the same or comparable securities and the availability in the particular account of funds for investment. Portfolio securities held by one client of the Adviser may also be held by one or more of its other clients or by clients of its affiliates. When two or more of its clients or clients of its affiliates are engaged in the simultaneous sale or purchase of securities, transactions are allocated as to amount in accordance with formulae deemed to be equitable as to each client. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

        Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Board of Directors may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the Fund may employ Needham & Company, Inc. (which is the Fund's Distributor) as a broker consistent with the rules under the 1940 Act and the Fund's Rule 17e-1 procedures.

        While it is the policy of the Fund generally not to engage in trading for short-term gains, the Fund will effect portfolio transactions without regard to the holding period (subject to compliance with certain tax requirements for qualification as a regulated investment company) if, in the judgment of the Adviser, such transactions are advisable in light of a change in circumstances of a particular company, within a particular industry or country, or in general market, economic or political conditions. The Fund anticipates that in the year 2002 its annual portfolio turnover rate will be approximately 50%-100%. However, for the year 2003 the Fund anticipates that its annual portfolio turnover rate may be between 100% - 200%. The portfolio turnover rate of the Fund may vary significantly from year to year. The Fund may pay a greater amount in brokerage commissions than similar size funds with a lower turnover rate. In addition, since the Fund may have a high rate of portfolio turnover, the Fund may realize capital gains or losses. Capital gains will be distributed annually to the shareholders. Capital losses cannot be distributed to shareholders but may be used to offset capital gains at the Fund level and carried forward for up to eight years to the extent there are no gains to offset for a particular year. See "Taxes" in this Statement of Additional Information.

                                   MANAGEMENT

        The Directors and officers of The Needham Funds, Inc., their addresses, ages, positions with The Needham Funds, Inc., principal occupations during the past five years and the number of portfolios overseen by each of them are set forth below. The Directors are responsible for the overall supervision of the Fund and its affairs, as well as evaluating the Adviser, consistent with their duties as directors under the corporate laws of the State of Maryland.

                                                                        Number of
                                                                        Portfolios in
                                                                        Fund Complex     Principal Occupation(s) and Other
                                                                        Overseen by      Directorships held by Director
Name and Address                       Age    Position with Registrant  Directors        During Past 5 Years
----------------                       ---    ------------------------  -------------    ---------------------------------
GEORGE A. NEEDHAM*+                    59     Chairman and Director            3         Chairman of the Board and Chief
445 Park Avenue                                                                          Executive Officer of Needham & Company,
New York, NY  10022                                                                      Inc.

JOHN C. MICHAELSON*+                   48     President and Director           3         President of the Advisor since January
445 Park Avenue                                                                          1997; Managing Director of Needham &
New York, NY  10022                                                                      Company, Inc.

ROGER W. JOHNSON                       67     Director                         3         Administrator of the U.S. General
445 Park Avenue                                                                          Services Administration from 1993 to
New York, NY  10022                                                                      June 1996; Chief Executive Officer and
                                                                                         Chairman of the Board (since 2001) and
                                                                                         Director (since 1999) of Collectors
                                                                                         Universe, Inc. (a service provider in
                                                                                         the collectibles market); Director of
                                                                                         Sypris Solutions, Inc., Maxtor
                                                                                         Corporation, Insulectro and Computer
                                                                                         Access Technology Corporation.

JAMES POITRAS                          59     Director                         3         Founder, Chairman, President and Chief
445 Park Avenue                                                                          Executive Officer of Integrated Silicon
New York, NY  10022                                                                      Systems (a computer software company)
                                                                                         from 1985 to 1995; Director (since
                                                                                         2000) and Chairman of the Board (since
                                                                                         2001) of Kyma Technologies, Inc. (a
                                                                                         specialty materials semiconductor company).

F. RANDALL SMITH                       63     Director                         3         Founder and Chief Executive and
445 Park Avenue                                                                          Investment Officer of Capital Counsel
New York, NY  10022                                                                      LLC (a registered investment adviser)
                                                                                         since September 1999; Co-Founder and
                                                                                         Managing Partner of Train, Smith
                                                                                         Counsel (a registered investment
                                                                                         adviser) from 1975 to August 1999.

VINCENT E. GALLAGHER*+                 58     Executive Vice                             Executive Vice President of the Adviser
445 Park Avenue                               President of Needham                       and Managing Director of Needham &
New York, NY  10022                           Small Cap Growth Fund                      Company, Inc. since February 2002;
                                                                                         Managing Director and Co-Head of
                                                                                         Technology Banking at Gerard Klauer
                                                                                         Mattison & Co., Inc. from June 2000 to
                                                                                         January 2002; Managing Director and
                                                                                         Co-Head of Industrial Technology Banking at
                                                                                         Needham & Company, Inc. from October
                                                                                         1993 to June 2000.

JAMES K. KLOPPENBURG*+                 46     Executive Vice                             Executive Vice President of the Adviser
445 Park Avenue                               President of Needham                       and Managing Director of Needham &
New York, NY  10022                           Aggressive Growth Fund                     Company, Inc. since April 2001;
                                                                                         Managing Director of Equity Sales for
                                                                                         Hambrecht & Quist from 1995 to March
                                                                                         2001.

PETER J.R. TRAPP*+                     56     Executive Vice                             Executive Vice President of the
445 Park Avenue                               President of Needham                       Adviser; Managing Director of Needham &
New York, NY  10022                           Growth Fund                                Company, Inc.

GLEN ALBANESE*+                        30     Managing Director,                         Chief Financial Officer of Needham &
445 Park Avenue                               Treasurer and Secretary                    Company, Inc. since January, 2000; CFO
New York, NY  10022                                                                      of Needham Asset Management from 1997
                                                                                         to 1999 and Portfolio Administrator
                                                                                         from 1996 to 1997; Senior Accountant of
                                                                                         PaineWebber Group, Inc. from 1995-1996.


        ----------------------------------
        * An "interested person" as defined in the 1940 Act.
        + May be deemed to be an "affiliated person" of the Adviser and of Needham & Co. Inc., the Fund's principal underwriter.

        SHARE OWNERSHIP

        As of December 31, 2001, the dollar range of each Director's ownership interest in the equity securities of the Fund and the aggregate dollar range of each Director's beneficial ownership interest in all other series of The Needham Funds, Inc. overseen by the Director was as follows:

                                                                              Aggregate Dollar Range of
                                             Dollar Range of Equity           Equity Securities in all other
Name of Director                             Securities in the Fund           series of The Needham Funds, Inc.
----------------                             ------------------------         ---------------------------------
George A. Needham                                    None                             over $100,000
John C. Michaelson                                   None                             over $100,000
Roger W. Johnson                                     None                             over $100,000
James Poitras                                        None                           $50,001 to $100,000
F. Randall Smith                                     None                                  None

        No director, who is not an "interested person" of the Fund, is the beneficial owner, either directly or indirectly, or the record owner of any securities of the Adviser, Needham & Company,

Inc. or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or Needham & Company, Inc.

        REMUNERATION

        The fees for non-interested directors, $5,500 per year and $500 for each Board and audit committee meeting attended in person or by telephone, are paid by The Needham Funds, Inc. The Board of Directors has established an audit committee, comprised of non-interested directors of The Needham Funds, Inc., which will review the audits of the Fund and recommend firms to serve as independent auditors of the Fund.

        The officers of the Fund and the Registrant receive no compensation for the performance of any duties with respect to the Fund or the Registrant. For the fiscal year ending December 31, 2001, the Directors earned the following compensation from The Needham Funds, Inc.:

                               COMPENSATION TABLE
                  (FOR THE FISCAL YEAR ENDED DECEMBER 31, 2001)

                          Aggregate             Pension or Retirement       Estimated Annual      Total Compensation
                          Compensation from     Benefits Accrued as Part    Benefits upon         from Registrant &
Name of Director          Registrant            of Fund Expenses            Retirement            Fund Complex(1)
----------------          ----------            ----------------            ----------            -------------
George A. Needham         $0                    $0                          $0                    $0

John C. Michaelson        $0                    $0                          $0                    $0

Roger W. Johnson          $8000                 $0                          $0                    $8000

James Poitras             $8000                 $0                          $0                    $8000

F. Randall Smith          $8000                 $0                          $0                    $8000

        Directors and employees of The Needham Funds, Inc. and the Adviser are permitted to engage in personal securities transactions subject to the restrictions and procedures contained in the Code of Ethics, which was adopted by the Boards of Directors of The Needham Funds, Inc. and the Adviser under Rule 17j-1 of the 1940 Act.

                        PURCHASE AND REDEMPTION OF SHARES

        Information relating to the purchase and redemption of shares of the Fund is located in the Prospectus.

--------------------------
(1) The Needham Funds, Inc. currently has three series of its common stock.

                                 NET ASSET VALUE

        Generally, the net asset value per share of the Fund will be determined on each day when the New York Stock Exchange (the "Exchange") is open for business at the close of the Exchange (usually 4:00 p.m.) and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities, and then dividing that number by the total number of shares outstanding. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received before the close of trading on the Exchange on that day. Shares of the Fund are sold at the public offering price which is determined once each day the Fund is open for business and is the net asset value per share. The Fund may change the time at which the price of the Funds is determined if the Exchange closes at a different time or an emergency or other extraordinary situation exists.

        Portfolio securities positions for which market quotations are readily available are stated at the last sale price reported by the principal exchange for each such security as of the exchange's close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. Foreign market closing prices are translated into U.S. dollar values at the mean of the bid and asked prices for the particular foreign currency as quoted on the valuation date. The value of a financial futures contract equals the unrealized gain or loss on the contract that is determined by marking it to the current settlement price for a like contract acquired on the day on which the commodity futures contract is being valued. A settlement price may not be used if the market makes a limit move with respect to the financial futures contract. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors of The Needham Funds, Inc. as the primary market.

        Short-term investments denominated in U.S. dollars that will mature in 60 days or less are stated at amortized cost; short-term investments denominated in foreign currencies are stated at amortized cost as determined in the foreign currency, translated to U.S. dollars at the current day's exchange rate. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors of The Needham Funds, Inc., although the actual calculations may be made by persons acting pursuant to the direction of the Board of Directors of The Needham Funds, Inc. The assets of the Fund may also be valued on the basis of valuations provided by a pricing service approved by the Board of Directors of The Needham Funds, Inc.

        Generally, trading in foreign securities and futures contracts, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in determining the net asset value of the shares of the Fund may be computed as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair market value as determined in good faith by the Board of Directors of The Needham Funds, Inc.

                             PERFORMANCE INFORMATION

        In the future, the Fund may advertise its performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return which may be used in such advertising will be calculated according to the following formulas:

                                        n
                                  P(1+T)  = ERV

Where:                  P       =        a hypothetical initial payment of $1,000
                        T       =        average annual total return
                        N       =        number of years
                        ERV     =        ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

        Average Annual Total Return (After Taxes on Distributions) which may be used in such advertising will be calculated according to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

Where:                  P       =        a hypothetical initial payment of $1,000
                        T       =        average annual total return (after taxes on distributions)
                        N       =        number of years
                       ATV      =        ending value of a hypothetical $1,000 payment made at the
                          D              beginning of the 1-, 5-, or 10-year periods at the end of the
                                         1-, 5-, 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

        Average Annual Total Return (After Taxes on Distributions and Redemptions) which may be used in such advertising will be calculated according to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

Where:                  P       =        a hypothetical initial payment of $1,000
                        T       =        average annual total return (after taxes on distributions and redemption)
                        n       =        number of years
                       ATV      =        ending value of a hypothetical $1,000 payment made at the
                          DR             beginning of the 1-, 5-, or 10-year periods at the end of
                                         the 1-, 5-, 10-year periods (or fractional portion), after taxes on fund distributions and redemption

        Under the foregoing formulas, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

        The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

        A Fund may also calculate total return on a cumulative basis which reflects the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

        Cumulative Total Return = [(ERV) - 1 ]
                                    ---
                                     P

        OTHER INFORMATION

        The Fund's performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate and an investor's redemption proceeds may be more or less than the original investment amount.

        COMPARISON OF FUND PERFORMANCE

        The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including, but not limited to, Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

        The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

        Russell 2000 Index -- the Russell 2000 Index measures the performance of 2,000 companies with small to mid-size capitalizations domiciled in the U.S. and its territories. The companies that comprise this index are selected by first ranking the 3,000 largest U.S. companies based on market capitalization and then excluding the 1,000 largest of such companies and including the next largest 2,000 companies. This index is market capitalization weighted and is maintained by the Frank Russell Company. There are always 2,000 issuers in the Russell 2000 Index. The Frank Russell Company reconstitutes this index annually.

        S&P 500 Index -- the S&P 500 Index is an index of 500 stocks designed to mirror the overall equity market's industry weighting. Most, but not all, large capitalization stocks are in this index. There are also some small capitalization names in this index. This index is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500 Index. Changes are made by Standard & Poor's as needed.

        Some or all of the indices named above may be trademarked by the respective owners.

                         TAX-SHELTERED RETIREMENT PLANS

        The Fund offers certain tax-sheltered retirement plans through which shares may be purchased, including IRAs (and "rollovers" from existing retirement plans) for individuals and their spouses, SEP-IRAs and Roth IRAs. Shares of the Fund may also be purchased by Qualified Retirement Plans, such as profit-sharing and money purchase plans, 401(k) Plans and other Defined Contribution Plans, and by Defined Benefit Plans. Persons who wish to establish a tax-sheltered retirement plan should consult their own tax advisers or attorneys regarding their eligibility to do so and the laws applicable thereto, such as the fiduciary responsibility provisions and diversification requirements and the reporting and disclosure obligations under the Employee Retirement Income Security Act of 1974. The Fund is not responsible for compliance with such laws. Further information regarding the retirement plans, including applications and fee schedules, may be obtained upon request to the Fund.

                                      TAXES

        TAXATION OF THE FUND -- IN GENERAL

        The Fund intends to qualify each year and elect to be taxed as a "regulated investment company" under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the Fund generally will not be subject to Federal income tax on that part of its investment company taxable income (consisting generally of net investment income, income from certain foreign currency transactions and any excess of net short-term capital gains over net long-term capital loss) and net capital gain that is annually distributed to its shareholders. The Fund intends to continue to so qualify and elect to be treated as a regulated investment company so long as to do so is in the best interests of its shareholders. To so qualify, the Fund, among other things, must (i) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) (a) at the close of each quarter of the taxable year, have at least 50% of the market value of the Fund's assets represented by cash, U.S. government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not have more than 25% of the value of its assets invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

        In addition, the Fund must satisfy the distribution requirements of the Code, including the requirement that it distribute at least 90% of its "investment company taxable income" annually. By qualifying (and electing to be treated) as a regulated investment company, the Fund will not be subject to Federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders. However, if for any taxable year the Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary dividend income to the extent of the Fund's current or accumulated earnings or profits.

        The Fund will be liable for a non-deductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute (i) at least 98% of its ordinary income realized during such calendar year, (ii) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects), and
(iii) any income or gain from the prior year that was neither distributed to shareholders nor taxed to the Fund for such year. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

        As long as the Fund qualifies as a regulated investment company for U.S. Federal income tax purposes and distributes all of its investment company taxable income and net capital gain, it will not be subject to any corporate tax in the State of Maryland and generally will also not be liable for New York state income taxes, other than a nominal corporation franchise tax (as adjusted by the applicable New York state surtaxes).

        TAXATION OF THE FUND'S INVESTMENTS

        Ordinarily, gains and losses realized from portfolio transactions are treated as capital gain or loss. However, all or a portion of the gain or loss from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial forward, futures and option contracts, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of market discount bonds is treated as ordinary income under Section 1276 of the Code. Generally, a market discount bond is defined as any bond bought by the Fund after its original issuance at a price below its principal amount. In addition, all or a portion of the gain realized from engaging in "conversion transactions" is treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in applicable Treasury regulations. Also, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss.

        Under Section 1256 of the Code, any gain or loss the Fund realizes from certain futures or forward contracts and options transactions is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Absent an election to the contrary, gain or loss arises upon exercise or lapse of such contracts and options as well as from closing transactions. In addition, any such contracts or options remaining unexercised at the end of the Fund's taxable year are treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

        Offsetting positions held by the Fund involving certain financial forward, futures or options contracts (including certain foreign currency forward contracts or options) may constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 1256 and 988 of the

Code. If the Fund were treated as entering into "straddles" by reason of its engaging in certain forward contracts or options transactions, such "straddles" generally would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such "straddles" were governed by
Section 1256 of the Code. However, the Fund may make one or more elections with respect to "mixed straddles." Depending on which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the "straddle" rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the "straddle" rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.

        If the Fund makes a "constructive sale" of an "appreciated financial position," the Fund will recognize gain but not loss as if the position were sold at fair market value on the date of such constructive sale. Constructive sales include short sales of substantially identical property, offsetting notional principal contracts with respect to substantially identical property and futures and forward contracts to deliver substantially identical property. However, transactions that otherwise would be treated as constructive sales are disregarded if closed within 30 days after the close of the taxable year and the Fund holds the position and does not hedge such position for 60 days thereafter. In addition, to the extent provided in regulations (which have not yet been promulgated), a constructive sale also occurs if a taxpayer enters into one or more other transactions (or acquires one or more positions) that have "substantially the same effect" as the transactions described above. Appreciated financial positions include positions with respect to stock, debt, instruments or partnership interests if gain would be recognized on a disposition at fair market value. If the constructive sale rules apply, adjustments are made to the basis and holding period of the affected financial position, and the Fund would recognize gain but would not have cash available to make distributions. Accordingly, the gain realized under the constructive sale provisions would impact on the amount of distributions required by the Fund so as to avoid the imposition of the 4% excise tax.

     If the Fund invests in any non-U.S. corporation that either satisfies (i) the "passive income test" (e.g., receives at least 75% of its annual gross income from passive sources, such as interest, dividend, rental, royalty or capital gain income) or (ii) the "passive asset test" (e.g., at least 50% of its assets on average consist of assets which produce or are held for the production of passive income) ("passive foreign investment company" or "PFIC") and that does not distribute its income on a regular basis, the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such company or gain from the sale of stock in such company, even if all income or gain actually received by the Fund is timely distributed to its shareholders. In addition, any gain on sale of PFIC stock would be treated as ordinary income. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. If the Fund were to invest in the stock of a passive foreign investment company and elect to treat such company as a "qualified electing fund" under the Code (and the company agreed to adhere to certain information reporting requirements), in lieu of the foregoing consequences, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and calendar year distribution requirements described above even if the Fund received no money to distribute and would impact on the amount of distributions required by the Fund so as to avoid the imposition of the 4% excise tax. To satisfy those distribution requirements, the Fund would have to use cash from other sources, including proceeds from the disposition of its assets.

As an alternative to a qualified electing fund election, the Fund generally could elect to mark-to-market shares of a publicly traded PFIC and thereby avoid the application of the excess distribution rules. However, the gain realized under such approach would impact upon the amount of distributions required by the Fund so as to avoid the imposition of the 4% excise tax (because no cash would be available from such mark-to-market transaction with which to make any such distribution). Accordingly, the Fund will limit its investments in such passive foreign investment companies and will undertake appropriate actions to limit its tax liability, if any, with respect to such investments.

        TAXATION OF THE SHAREHOLDERS

     Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income to shareholders. The Fund may also make distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, a noncorporate shareholder's net capital gains will be taxed at a maximum rate of 20% for property held by the Fund for more than one year, and the maximum rate is reduced to 18% for property held by the Fund for more than five years. The Fund will provide information relating to the portions of any net capital gain distribution that may be treated by noncorporate shareholders as eligible for the maximum long-term capital gains rate. Such treatment would apply regardless of the length of time the shares of the Fund have been held by such shareholders.

        Distributions of net investment income and capital gain net income are taxable as described above whether received in cash or reinvested in additional shares. A shareholder's tax basis in each share received from the Fund is equal to the fair market value of such share on the payment date.

        Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's tax basis, such distribution nevertheless is taxable to the shareholder as ordinary income or long-term capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a distribution receive a return of investment upon such distribution which is nevertheless taxable to them.

        A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss depending upon the difference between the amount realized and his tax basis in his Fund shares. Generally, such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. In the case of a noncorporate shareholder, if such shares were held for more than one year at the time of disposition such gain will be long-term capital gain and if such shares were held for one year or less at the time of disposition such gain will be short-term capital gain and will be taxed at the applicable ordinary income tax rate. In addition, any loss realized upon a taxable disposition of shares within six months from the date of their purchase is treated as a long-term capital loss to the extent of long-term capital gain distributions received from the Fund during such six-month period. Finally, all or a portion of any loss realized upon a taxable disposition of Fund shares may be disallowed if other shares of the same Fund are purchased (including a purchase by automatic reinvestment) within 30 days before or after such disposition. In such a case, the tax basis of the shares acquired is adjusted to reflect the disallowed loss. Dividends from domestic corporations may comprise some portion of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions received by corporations from the Fund may be eligible for the 70% deduction for dividends received. Taxable corporate shareholders will be informed of the portion of dividends which so qualify. Receipt of qualifying dividends may result in the reduction of a corporate shareholder's tax basis in its shares by the untaxed portion of such dividends if they are treated as "extraordinary dividends" under Section 1059 of the Code. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under Federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days (91 days for preferred stock) during the 90-day period (180-day period for preferred stock) beginning on the date which is 45 days (90 days for preferred stock) before the ex-dividend date (for this purpose, holding periods are reduced for periods where the risk of loss with respect to shares is diminished). The same restrictions apply to the Fund with respect to its ownership of the dividend-paying stock. In addition, the deducted amount is included in the calculation of the Federal alternative minimum tax, if any, applicable to such corporate shareholders. In contrast, distributions of net capital gains are not eligible for the dividends-received deduction for corporate shareholders.

        Income received by the Fund may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of the Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit shareholders in lieu of the Fund to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Investors would then include in gross income both dividends paid to the shareholders and the foreign taxes paid by the Fund on its foreign investments. The Fund cannot assure investors that they will be eligible for the foreign tax credit. The Fund will advise the shareholders annually of their share of any creditable foreign taxes paid by the Fund.

        Taxation of a shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership (a "Foreign Shareholder"), as defined in the Code, depends, in part, on whether the Foreign Shareholder's income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

        If the Foreign Shareholder is a nonresident alien and the income from the Fund is not effectively connected with a U.S. trade or business carried on by the Foreign Shareholder, Fund distributions other than net capital gains distributions and distributions not out of earnings and profits are subject to a 30% (or lower treaty rate) U.S. withholding tax. Furthermore, such Foreign Shareholders are subject to an increased U.S. tax on their income if the Fund elects (as described above) to "pass through" amounts of foreign taxes paid by the Fund due to the fact that such Foreign Shareholders are not able to claim a credit or deduction with respect to the foreign taxes treated as having been paid by them. Net capital gain distributions to, and capital gains realized by, such a Foreign Shareholder upon the sale of shares or receipt of distributions which are in excess of its tax basis and not made from earnings and profits are not subject to U.S. tax unless the Foreign Shareholder is an individual and is present in the U.S. for 183 days or more during the taxable year in which the gain was realized, and certain other conditions are satisfied. A Foreign Shareholder will be required to satisfy certification requirements in order to claim treaty benefits or otherwise claim a reduction of or exemption from withholding under the foregoing rules. These requirements will require identification of the holder and must be made under penalties of perjury. A Foreign Shareholder that is eligible for a reduced rate of U.S. withholding tax pursuant to a tax treaty may obtain a refund of any excess amounts withheld by filing an appropriate claim for refund with the IRS.

        Federal regulations generally require the Fund to withhold ("backup withholding") and remit to the U.S. Treasury 30% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to shareholders if they fail to certify either that the Taxpayer Identification Number ("TIN") furnished in connection with the opening of an account is correct or that shareholders have not received notice from the IRS of being subject to backup withholding as a result of failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder failed to properly report taxable dividend and interest income on a Federal tax return.

        If a shareholder is a resident alien or if dividends or distributions from the Fund are effectively connected with a U.S. trade or business carried on by the shareholder, then Fund distributions and any gains realized with respect to the shares are subject to U.S. Federal income tax at the rates applicable to U.S. citizens or residents or domestic corporations, as appropriate.

        The value of shares held by an individual Foreign Shareholder, even though he is a nonresident at his death, is includible in his gross estate for U.S. Federal estate tax purposes.

        The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described above. Such shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Foreign Shareholders are advised to consult their own tax advisers with respect to (i) whether their income from the Fund is or is not effectively connected with a U.S. trade or business carried on by them, (ii) whether they may claim the benefits of an applicable tax treaty, and (iii) any other tax consequences to them of an investment in the Fund.

       The foregoing discussion is a general summary of certain of the current Federal income tax laws affecting the Fund and investors in the shares. This summary is based on the provisions of the Code, final, temporary and proposed U.S. Treasury Regulations promulgated thereunder, and administrative and judicial interpretations thereof, all as in effect on the date hereof, and all of which are subject to change, possibly with retroactive effect. Accordingly, shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations. Foreign Shareholders should also consult their tax advisers with respect to the applicability of a 30% withholding tax (which may be reduced or eliminated under certain income tax treaties) upon Fund distributions of ordinary income.

                                ORGANIZATION AND CAPITALIZATION

        GENERAL

        The Needham Funds, Inc. was incorporated in Maryland on October 12, 1995 and is registered with the Securities and Exchange Commission under the 1940 Act as an open-end management investment company. The business and affairs of The Needham Funds, Inc. are managed under the direction of its Board of Directors. The Needham Funds, Inc. is an affiliate of Needham & Company, Inc.

        The authorized capital stock of The Needham Funds, Inc. consists of one billion shares of common stock having a par value of one-tenth of one cent ($.001) per share. The Board of Directors of The Needham Funds, Inc. is authorized to divide the unissued shares into separate classes and series of stock, each series representing a separate, additional investment portfolio. The Needham Funds, Inc. is currently comprised of three portfolios, Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund, each is designated as a separate series of stock. Each share of any class or series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued. Fractional shares shall be entitled to fractional votes.

        There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable. Shares are redeemable at net asset value, at the option of the investor. In the event of liquidation of a particular series, the shareholders of the series being liquidated shall be entitled to receive the excess of the assets belonging to that series over the liabilities belonging to that series. The holders of any shares of any series shall not be entitled thereby to any distribution upon liquidation of any other series.

        Each share of the Fund shall have equal voting rights with every other share of every other series of The Needham Funds, Inc. and all shares of all such series shall vote as a single group except where a separate vote of any class or series is required by the 1940 Act, the laws of the State of Maryland, the Articles of Incorporation of The Needham Funds, Inc. or as the Board of Directors of The Needham Funds, Inc. may determine in its sole discretion.

        Maryland law does not require annual meetings of shareholders, except under certain specified circumstances, and it is anticipated that shareholder meetings will be held only when required by Federal or Maryland law. Shareholders do have the right under the Articles of Incorporation to call a vote for the removal of directors. The Needham Funds, Inc. will be required to call a special meeting of shareholders in accordance with the requirements of the 1940 Act to seek approval of new management and advisory arrangements, of a material increase in distribution or account maintenance fees, or of a change in fundamental policies, objectives or restrictions.

        CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

        On May 1, 2002, all of the outstanding shares of the Fund were owned by Needham & Company, Inc.

                                    PART C.

                               OTHER INFORMATION


Item 23.                Exhibits
--------                --------

    Exhibits Required
     By Form N-1A
     ------------
    Exhibit 1               Articles of Incorporation of Registrant.(1)

    Exhibit 1(a)            Articles Supplementary of Registrant creating Needham
                            Aggressive Growth Fund.(2)

    Exhibit 1(b)            Articles Supplementary of Registrant creating Needham Small Cap
                            Growth Fund.*

    Exhibit 2               By-Laws of Registrant.(3)

    Exhibit 3               Not applicable.

    Exhibit 4(a)            Form of Investment Advisory Agreement between Registrant and
                            Needham Investment Management L.L.C.(4)

    Exhibit 4(b)            Form of Investment Advisory Agreement Supplement between
                            Needham Aggressive Growth Fund and Needham Investment
                            Management L.L.C.(5)

    Exhibit 4(c)            Form of Investment Advisory Agreement Supplement between
                            Needham Small Cap Growth Fund and Needham Investment
                            Management L.L.C.*

    Exhibit 5               Distribution and Services Agreement between Registrant and
                            Needham & Company, Inc.(6)

    Exhibit 5(a)            Form of Distribution and Services Agreement between Registrant and
                            Needham & Company, Inc.(7)

    Exhibit 5(a.1)          Form of Amendment No. 1 to Distribution and Services Agreement
                            between Registrant and Needham & Company, Inc.*

    Exhibit 6               Not applicable.

    Exhibit 7               Form of Custodian Services Agreement between Registrant
                            and PNC Bank, National Association.(8)

    Exhibit 7(a) Form of Amendment to the Custodian Services Agreement between the Registrant and PFPC Trust Company.(9)

    Exhibit 7(a.1)         Form of Amendment No.2 to the Custodian Services Agreement
                           between the Registrant and PFPC Trust Company.*

    Exhibit 8(a)           Form of Administration and Accounting Services Agreement
                           between Registrant and PFPC Inc.(10)

    Exhibit 8(a.1)         Form of Amendment to the Administration and Accounting
                           Services Agreement between the Registrant and PFPC Inc.(11)

    Exhibit 8(a.2)         Form of Amendment No.2 to the Administration
                           and Accounting Services Agreement between the Registrant
                           and PFPC Inc.*

    Exhibit 8(b)           Form of Transfer Agency Services Agreement between Registrant and PFPC Inc.(12)

    Exhibit 8(b.1)         Form of Amendment to the Transfer Agency Services Agreement
                           between the Registrant and PFPC Inc.(13)

    Exhibit 8(b.2)         Form of Amendment No.2 to the Transfer Agency
                           Services Agreement between the Registrant and PFPC Inc.*

    Exhibit 9              Opinion of Counsel as to Legality of Securities Being Registered.*

    Exhibit 10             Not applicable.

    Exhibit 11             Not applicable.

    Exhibit 12             Form of Initial Subscription Agreement between Registrant and
                           Needham Investment Management L.L.C.(14)

    Exhibit 13             Plan of Distribution Pursuant to Rule 12b-1.(15)

    Exhibit 13(a)          Form of Amended and Restated Plan of Distribution Pursuant to
                           Rule 12b-1.(16)

    Exhibit 13(a.1)        Form of Amendment No. 1 to Amended and Restated Plan of
                           Distribution Pursuant to Rule 12b-1.*

    Exhibit 14             Not applicable.

    Exhibit 15             Code of Ethics of the Registrant.(17)

    Exhibit 16             Not applicable.

-------------------------------
 *      Filed herewith.

(1) Previously filed as Exhibit 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on October 18, 1995, and incorporated herein by reference.

(2) Previously filed as Exhibit 1(a) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(3) Previously filed as Exhibit 2 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on October 18, 1995, and incorporated herein by reference.

(4) Previously filed as Exhibit 5(a) to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on October 18, 1995, and incorporated herein by reference.

(5) Previously filed as Exhibit 4(b) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(6) Previously filed as Exhibit 6 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(7) Previously filed as Exhibit 5 to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(8) Previously filed as Exhibit 8 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(9) Previously filed as Exhibit 7(a) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(10) Previously filed as Exhibit 9(a) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(11) Previously filed as Exhibit 8(a.1) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(12) Previously filed as Exhibit 9(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(13) Previously filed as Exhibit 8(b.1) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(14) Previously filed as Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(15) Previously filed as Exhibit 15 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on December 6, 1995, and incorporated herein by reference.

(16) Previously filed as Exhibit 13 to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on June 15, 2001, and incorporated herein by reference.

(17) Previously filed as Exhibit 16 to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A, 33-98310, filed with the Securities and Exchange Commission on April 20, 2000, and incorporated herein by reference.

Item 24.     Persons Controlled by or Under Common Control with Registrant

     The Needham Funds, Inc. and Needham Investment Management L.L.C., a Delaware limited liability company, may be deemed to be under the common control of Needham & Company, Inc. a Delaware corporation. Each of George A. Needham and John C. Michaelson may be deemed to be control persons of Needham & Company, Inc. based upon their positions as officers, directors and/or stockholders of that entity.

Item 25.     Indemnification

     Section 2-418 of the General Corporation Law of the State of Maryland, the state in which The Needham Funds, Inc. was organized, empowers a corporation, subject to certain limitations, to indemnify its directors, officers, employees and agents against expenses (including attorneys' fees, judgments, penalties, fines and settlements) actually and reasonably incurred by them in connection with any suit or proceeding to which they are a party so long as they acted in good faith or without active and deliberate dishonesty, or they received no actual improper personal benefit in money, property or services, if, with respect to any criminal proceeding, so long as they had no reasonable cause to believe their conduct to have been unlawful.

     Article X of the Bylaws of The Needham Funds, Inc. provides for indemnification.

     The directors and officers of The Needham Funds, Inc. are insured against losses arising from any claim against them as such for wrongful acts or omissions, subject to certain limitations.

     The Needham Funds, Inc. will comply with applicable indemnification requirements as set forth in releases under the 1940 Act.

     Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of The Needham Funds, Inc., pursuant to the foregoing provisions, or otherwise, The Needham Funds, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by The Needham Funds, Inc. of expenses incurred or paid by a director, officer or controlling person of The Needham Funds, Inc. in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, The Needham Funds, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of Investment Adviser

     The investment adviser to the Fund is Needham Investment Management L.L.C., 445 Park Avenue, New York, New York 10022, a registered investment adviser under the Investment Advisers Act of 1940. Additional information regarding the Adviser is included in its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-50449).

                The following information is provided with respect to each executive officer of the Adviser:


          Vincent E. Gallagher, Executive Vice-President of the Adviser and the Fund, and a Managing Director of Needham & Company, Inc., 445 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

          John C. Michaelson, President of the Adviser and The Needham Funds, Inc., and a Managing Director of Needham & Company, Inc., 445 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

          James K. Kloppenburg, Executive Vice-President of the Adviser and Needham Aggressive Growth Fund, and a Managing Director of Needham & Company, Inc., 445 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.

          Peter J.R. Trapp, Executive Vice President of the Adviser and Needham Growth Fund, and a Managing Director of Needham & Company, Inc., 445 Park Avenue, New York, New York, a registered broker-dealer engaged in a variety of investment banking and institutional brokerage activities.


Item 27.        Principal Underwriter

               (a) Needham & Company, Inc. serves as the distributor for each series of the Registrant. Currently, the Registrant has three series: Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund.

               (b)      Officers and Directors:



                                  Positions and                  Positions and
   Name and Principal              Offices with                  Offices with
   Business Address                Underwriter                     Registrant
   ----------------                -----------                     ----------
George A. Needham               Chief Executive Officer and             Chairman
                                Chairman of the Board
John C. Michaelson              Managing Director                       President
Edgar F. Heizer, Jr.            Director                                None
Vincent E. Gallagher            Managing Director                       None
James Kloppenburg               Managing Director                       None
Joseph H. Reich                 Director                                None
Eugene R. White                 Director                                None
Peter J.R. Trapp                Managing Director                       None
Glen Albanese                   Managing Director and Chief             Treasurer and
                                Financial Officer                       Secretary
Bruce Alexander                 Managing Director                       None


                                  Positions and                  Positions and
   Name and Principal              Offices with                   Offices with
   Business Address                Underwriter                     Registrant
   ----------------                -----------                     ----------
Laura Black                     Managing Director                       None
William Boyle                   Managing Director                       None
Jerry Brown                     Managing Director                       None
Richard Davis                   Managing Director                       None
Joseph Dews                     Managing Director                       None
Charles Drakos                  Managing Director                       None
Christopher Elliot              Managing Director                       None
Frank Folz                      Managing Director                       None
Warren Foss                     Managing Director                       None
Craig Gilkes                    Managing Director                       None
Raymond Godfrey                 Managing Director                       None
Glenn Hanus                     Managing Director                       None
Chad W. Keck                    Managing Director                       None
Vincent Kenney                  Managing Director                       None
Theodor Kundtz                  Managing Director                       None
Tad LaFountain                  Managing Director                       None
Bernard Lirola                  Managing Director                       None
Robert McLaughlin               Managing Director                       None
John McManus                    Managing Director                       None
David Mottes                    Managing Director                       None
David O'Shea                    Managing Director                       None
John Prior                      Managing Director                       None
David Schechner                 Managing Director                       None
Thomas Shanahan                 Managing Director                       None
Pamela Stone                    Managing Director                       None
David Townes                    Managing Director                       None
Thomas Tullo                    Managing Director                       None
Stuart Werner                   Managing Director                       None




          The principal business address for all such persons is 445 Park Avenue, New York, New York 10022.

               (c)     Not applicable.

Item 28.       Location of Accounts and Records

               All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of PFPC Inc.

Item 29.      Management Services

              Not applicable.

Item 30.      Undertakings

              Not applicable.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 8th day of March, 2002.


                                       THE NEEDHAM FUNDS, INC.


                                       By:  /s/ John C. Michaelson
                                            --------------------------------
                                            John C. Michaelson
                                            President



        Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




         Signature                       Title                      Date
         ---------                       -----                      ----
/s/ George A. Needham           Director and Chairman           March 8, 2002
----------------------------
George A. Needham



/s/ John C. Michaelson          Director and President          March 8, 2002
----------------------------    (Principal Executive,
John C. Michaelson              Financial and Accounting
                                Officer)



/s/ Roger W. Johnson            Director                        March 8, 2002
----------------------------
Roger W. Johnson



/s/ James Poitras               Director                        March 8, 2002
----------------------------
James Poitras



/s/ F. Randall Smith            Director                        March 8, 2002
----------------------------
F. Randall Smith

                                  EXHIBIT INDEX



Exhibit
Number                          Description
------                          -----------
Exhibit 1(b)    Articles Supplementary of Registrant creating Needham Small Cap
                Growth Fund.

Exhibit 4(c)    Form of Investment Advisory Agreement Supplement between
                Needham Small Cap Growth Fund and Needham Investment Management
                L.L.C.

Exhibit 5(a.1) Form of Amendment No. 1 to Distribution and Services Agreement between Registrant and Needham & Company, Inc.

Exhibit 7(a.1) Form of Amendment No. 2 to the Custodian Services Agreement between the Registrant and PFPC Trust Company.

Exhibit 8(a.2)  Form of Amendment No. 2 to the Administration and Accounting
                Services Agreement between the Registrant and PFPC Inc.

Exhibit 8(b.2)  Form of Amendment No. 2 to the Transfer Agency Services
                Agreement between the Registrant and PFPC Inc.

Exhibit 9       Opinion of Counsel as to Legality of Securities Being Registered.

Exhibit 13(a.1) Form of Amendment No.1 to Amended and Restated Plan of
                Distribution Pursuant to Rule 12b-1.